SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                   High Yield
                                    Tax-Free
                                      Fund

                                FEBRUARY 28, 1998

                           [LOGO] JOHN HANCOCK FUNDS
                       A Global Investment Management Firm

                    ----------------------------------------

                                    TRUSTEES
                             EDWARD J. BOUDREAU, JR.
                                 JAMES F. CARLIN
                             WILLIAM H. CUNNINGHAM*
                                CHARLES F. FRETZ
                              HAROLD R. HISER, JR.
                                 ANNE C. HODSDON
                                CHARLES L. LADNER
                               LEO E. LINBECK, JR.
                              PATRICIA P. MCCARTER*
                              STEVEN R. PRUCHANSKY*
                               RICHARD S. SCIPIONE
                      LT. GEN. NORMAN H. SMITH, USMC (RET.)
                                 JOHN P. TOOLAN
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                                    President
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                  Second Vice President and Compliance Officer

                                    CUSTODIAN
                        INVESTORS BANK AND TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803

                    ----------------------------------------

===============================CHAIRMAN'S MESSAGE===============================

DEAR FELLOW SHAREHOLDERS:

The stock market astounded many in 1997 by producing a record-breaking third straight year of 20%-plus returns. Bond investors also enjoyed the benefits of a strong economy with no inflation. After such a remarkable performance, many are wondering what the markets will do for an encore in 1998.

--------------------------------------------------------------------------------
page 2 [A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]
--------------------------------------------------------------------------------

Within the first two months of the year, we saw two different sides of the market. In January, the market underwent rapid mood swings and barely advanced at all. While news on the domestic inflation and economic fronts remained good, investors were still trying to determine how much of the Asian financial crisis would filter through the U.S. economy and corporate profits. Each week, it seemed, investors either had on their rose-colored glasses or had taken them off. Then in February, fears apparently dissipated, and the market rallied to new all-time highs by the month's end.

In the face of such fluctuations, a trusted investment professional can be your best ally. Now, more than ever, your investment professional can help you take the emotion out of investment decisions. At a time when your instincts might have you react to the heat of the market's moment, your investment professional can serve as an objective voice to put current events in a longer-term perspective. He or she can also help you evaluate your investments in any market environment to ensure that they fit your risk tolerance and time horizons. On an ongoing basis, your investment professional is there for you to check out new investment ideas or to get an informed opinion about current economic and market conditions.

We encourage you to take advantage of this important resource. Working together, you can draw up a detailed road map to help reach your financial destination regardless of the conditions along the way.

Sincerely,


/s/ Edward J. Boudreau, Jr.

          EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

        BY FRANK LUCIBELLA, CFA, BARRY EVANS, CFA AND DIANNE SALES, CFA,
                             CO-PORTFOLIO MANAGERS

                             John Hancock High Yield
                                 Tax-Free Fund

                     Strong six months for bonds, including
                            high-yielding municipals

Waning fears of inflation, the currency and economic crisis in Southeast Asia and yield-hungry investors helped drive high-yield municipal bond prices higher during the past six months. At the beginning of the period, U.S. economic growth proved to be quite strong, causing investors to grow more concerned that inflation could be on the upswing. Bond investors dislike inflation because it cuts into the value of their fixed-income payments. In light of their inflationary concerns, investors kept bond yields stubbornly high in the late summer and early fall of 1997. But absent any evidence that consumer prices and wages -- two main inflationary ingredients -- were on the rise, investors began to reward bonds by pushing their yields lower and their prices higher in October. From the end of that month through the end of 1997, bonds got an added boost from the expanding economic crisis in Southeast Asia. With continued economic growth in that region in doubt, investors not only fled the region's equity and bond markets, but many also pulled money away from U.S. companies doing business in Asia. This so-called "flight to safety" brought more money into the U.S. bond market, further pushing bond prices higher.

   Faced with ever-shrinking yields over the past six months, investors increasingly sought out high-yielding investments -- including high-yield municipal bonds. Because this strong

"...`flight to safety' brought more money into the U.S. bond market..."


--------------------------------------------------------------------------------
[A 2 1/4" x 3 1/2" photo of fund management team. Caption reads: Fund management team members (l-r) Barry Evans, Mike Roye, Dianne Sales, Frank Lucibella and Holly Morris.]
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                                       3

================================================================================

                  John Hancock Funds - High Yield Tax-Free Fund

"...bonds that combined good call protection with high coupons...were particularly strong..."

--------------------------------------------------------------------------------
PORTFOLIO DIVERSIFICATION



[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
["Pie chart with the heading "Portfolio Diversification" at the top left hand column. The chart is divided into 11 sections. Going from top left to right Health 17%; Housing 6%; Industrial Development 10%; Other 16%; Pollution Control 21%; Transportation 15%; Water and Sewer 2%; General Obligation 5%; Airport 3%; Economic Development 2%; Education 3%. Footnote below states "As a percentage of net assets on February 28, 1998."]
--------------------------------------------------------------------------------

demand for high-yield municipals came at a time when the available supply of them was relatively low, their yields generally fell more and their prices typically rose higher than their lower-yielding, higher-quality counterparts.

Performance review

During the past six months, John Hancock High Yield Tax-Free Fund's performance was strong on both an absolute and relative basis. For the six-month period ended February 28, 1998, the Fund's Class A and Class B shares posted total returns of 6.03% and 5.64%, respectively, at net asset value. Keep in mind that your net asset value return will be different from this if you were not invested for the entire period and did not reinvest all distributions. Those returns outpaced the 5.39% return for the average high-yield municipal bond fund for the same period, according to Lipper Analytical Services, Inc.(1) Longer-term performance information can be found on pages six and seven.

   One of the key reasons why the Fund's performance was better than its peers was our slightly longer duration -- a measurement of how sensitive the Fund's share price is to changes in interest rates. The longer the Fund's duration, the more its share price will rise as interest rates fall and vice versa. Part of our longer duration was due to our stake in bonds with good call protection. Bond issuers, like homeowners with mortgages, often like the option of refinancing -- or "calling" -- their debt when interest rates fall as a way to reduce their debt service costs. Although calling a bond is good for the issuer, it can be bad for the bond holder who may be forced to reinvest the proceeds at lower interest rates. Non-callable bonds, on the other hand, can't be redeemed by their issuer before maturity. Not only do non-callable bonds generally fare better than callable bonds when interest rates are falling, they typically perform no worse than callable securities when interest rates rise. Bonds with good call protection have relatively long call dates -- meaning they can't be redeemed for a relatively long period -- and they performed well compared to their callable counterparts during the period.

   Our stake in bonds that combined good call protection with high coupons -- or the interest rate the borrower promises to pay -- were particularly strong during the past six months. As we mentioned earlier, falling bond yields prompted yield-hungry investors to seek out bonds with relatively high coupons, especially those with attractive call protection.

Leaders and laggards

General obligation bonds issued by New York City were among the Fund's and the municipal market's

--------------------------------------------------------------------------------
["Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investment"; the header for the right column is "Recent performance...and what's behind the numbers. The first listing is New York City followed by a up arrow with the phrase "Strengthening economy, fiscal health." The second listing is Non-callable bonds followed by a up arrow with the phrase "Strong demand" . The third listing is Housing bonds followed by a down arrrow with the phrase "Short duration". The footnote at the bottom states See "Schedule of Investments." Investment holdings are subject to change."]
--------------------------------------------------------------------------------

================================================================================

                  John Hancock Funds - High Yield Tax-Free Fund


--------------------------------------------------------------------------------
FUND PERFORMANCE
For the six months ended February 28, 1998

--------------------------------------------------------------------------------
["Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investment"; the header for the right column is "Recent performance...and what's behind the numbers. The first listing is New York City followed by a up arrow with the phrase "Strengthening economy, fiscal health." The second listing is Non-callable bonds followed by a up arrow with the phrase "Strong demand" . The third listing is Housing bonds followed by a down arrrow with the phrase "Short duration". The footnote at the bottom states See "Schedule of Investments." Investment holdings are subject to change."]
--------------------------------------------------------------------------------

best performers during the period. Thanks largely to a booming economy buoyed by the record-breaking profits on Wall Street, the city's fiscal situation has improved dramatically over the past decade. That, coupled with the current administration's efforts to reduce spending, helped to boost the city's image among bond investors. As a reflection of that fiscal improvement and economic strength, one of the major municipal bond credit rating agencies recently upgraded New York City's general obligation debt.

   Some of the Fund's other standouts were bonds issued by municipalities on behalf of corporations for the purposes of pollution control or other reasons deemed to be in the economic good of that municipality. Pollution control bonds issued by Toole County (UT) for Laidlaw Corp. and Spokane County (WA) Industrial Development Corp. for Kaiser Aluminum were among our largest and best-performing bonds in this group.

   Even in periods as strong as the past six months, there were disappointments. Advance-refunded bonds didn't perform well and we cut back our stake in them. In an advance-refunding, an issuer with existing bonds will issue a second set of bonds. Proceeds from this sale are then invested in U.S. Treasury securities, and the Treasuries then secure the original bonds until their call date. In this case, our advance-refunded bonds were backed by short-term high-quality U.S. Treasury securities. Because short-maturity securities didn't fare nearly as well as intermediate- and long-maturity bonds during the past six months, our advance-refunded holdings proved to be disappointing.

Outlook

Our outlook for municipal bonds is reasonably optimistic based on the fact that we don't see interest rates rising over the near term. Inflation -- which will be the impetus for the Federal Reserve to raise rates -- continues to remain subdued, with no evidence that it will be a problem over the short term. Furthermore, we think that the problems in Southeast Asia will translate into slower growth here in the United States, helping to keep a lid on any brewing inflationary pressures. As long as inflation stays in check, we believe that investors will continue to seek out high-yielding municipal bonds as a way to combat low or even falling interest rates.

"Our outlook for municipal bonds is reasonably optimistic..."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

See the prospectus for a discussion of the risks of investing in high-yield bonds.

(1)Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                  John Hancock Funds - High Yield Tax-Free Fund

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock High Yield Tax-Free Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.50%. (Prior to May 15, 1995, the maximum applicable sales charge for Class A shares was 4.75%.) Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

--------------------------------------------------------------------------------
 CLASS A
--------------------------------------------------------------------------------

For the period ended December 31, 1997
                                                               SINCE
                                                     ONE     INCEPTION
                                                    YEAR    (12/31/93)
                                                   -------  ------------
Cumulative Total Returns                            4.68%      20.72%
Average Annual Total Returns                        4.68%       4.82%

--------------------------------------------------------------------------------
 CLASS B
--------------------------------------------------------------------------------

For the period ended December 31, 1997
                                           ONE       FIVE        TEN
                                          YEAR       YEARS      YEARS
                                         ------     -------   --------
Cumulative Total Returns                  3.81%      34.92%    110.89%
Average Annual Total Returns              3.81%       6.17%      7.75%

--------------------------------------------------------------------------------
 YIELDS
--------------------------------------------------------------------------------

As of February 28, 1998
                                                                 SEC 30-DAY
                                                                    YIELD
                                                               --------------
John Hancock High Yield Tax-Free Fund: Class A                       4.54%
John Hancock High Yield Tax-Free Fund: Class B                       4.00%

================================================================================

                  John Hancock Funds - High Yield Tax-Free Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------
High Yield Tax-Free Fund
Class A shares

Line chart with the heading High Yield Tax-Free Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $12,836 as of February 28, 1998. The second line represents the value of the hypothetical $10,000 investment made in the High Yield Tax-Free Fund on December 31, 1993, before sales charge, and is equal to $12,797 as of February 28, 1998. The third line represents the High Yield Tax-Free Fund after sales charge and is equal to $12,221 as of February 28, 1998.

High Yield Tax-Free Fund
Class B shares*

Line chart with the heading High Yield Tax-Free Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines.

The first line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $23,223 as of February 28, 1998. The second line represents the value of the hypothetical $10,000 investment made in the High Yield Tax-Free Fund on August 29, 1986, before contingent deferred sales charge, and is equal to $20,764 as of February 28, 1998.

*No contingent deferred sales charge applicable.
--------------------------------------------------------------------------------

==============================FINANCIAL STATEMENTS==============================

                  John Hancock Funds - High Yield Tax-Free Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on February 28, 1998. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments at value - Note C:
   Tax-exempt long-term bonds (cost - $154,501,181) ........       $170,858,507
  Receivable for investments sold ..........................          1,546,810
  Receivable for shares sold ...............................            100,539
  Interest receivable ......................................          2,659,960
  Other assets .............................................             29,880
                                                                  -------------
                    Total Assets ...........................        175,195,696
                    -----------------------------------------------------------
Liabilities:
  Payable for investments purchased ........................          3,576,560
  Due to custodian .........................................            404,190
  Payable for shares repurchased ...........................             33,609
  Dividend payable .........................................              8,535
  Payable to John Hancock Advisers, Inc.
   and affiliates - Note B .................................            126,084
  Accounts payable and accrued expenses ....................             63,080
                                                                  -------------
                    Total Liabilities ......................          4,212,058
                    -----------------------------------------------------------
Net Assets:
  Capital paid-in ..........................................        166,488,497
  Accumulated net realized loss on investments and
   financial futures contracts .............................        (11,858,115)
  Net unrealized appreciation of investments and
   financial futures contracts .............................         16,359,040
  Distributions in excess of net investment income .........             (5,784)
                                                                  -------------
                    Net Assets .............................       $170,983,638
                    ===========================================================

Net Asset Value Per Share:
  (Based on net asset values and shares of beneficial interest outstanding -
   125,000,000 shares authorized with $0.01 per share par value)
  Class A - $36,647,658/3,804,801 ..........................              $9.63
  =============================================================================
  Class B - $134,335,980/13,946,914 ........................              $9.63
  =============================================================================
Maximum Offering Price Per Share*
  Class A - ($9.63 x 104.71%) ..............................             $10.08
  =============================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
  Interest .................................................         $5,735,141
                                                                  -------------
  Expenses:
   Investment management fee - Note B ......................            496,296
   Distribution and service fee - Note B
     Class A ...............................................             42,247
     Class B ...............................................            678,308
   Transfer agent fee - Note B .............................             74,135
   Custodian fee ...........................................             32,025
   Auditing fee ............................................             19,685
   Financial services fee - Note B .........................             15,241
   Printing ................................................              8,956
   Registration and filing fees ............................              8,463
   Trustees' fees ..........................................              6,766
   Miscellaneous ...........................................              2,818
   Legal fees ..............................................                991
                                                                  -------------
                    Total Expenses .........................          1,385,931
                    -----------------------------------------------------------
                    Less Expense Reductions -
                    Note B .................................             (8,390)
                    -----------------------------------------------------------
                    Net Expenses ...........................          1,377,541
                    -----------------------------------------------------------
                    Net Investment Income ..................          4,357,600
                    -----------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments and
Financial Futures Contracts:
  Net realized loss on investments sold ....................         (1,015,338)
  Net realized loss on financial futures contracts .........            (68,999)
  Change in net unrealized appreciation/depreciation
   of investments ..........................................          6,289,324
  Change in net unrealized appreciation/depreciation
   of financial futures contracts ..........................             15,000
                                                                  -------------
                    Net Realized and Unrealized
                    Gain on Investments and
                    Financial Futures Contracts ............          5,219,987
                    -----------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ..............         $9,577,587
                    ===========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                  John Hancock Funds - High Yield Tax-Free Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                                   SIX MONTHS ENDED
                                                                                                  YEAR ENDED       FEBRUARY 28, 1998
                                                                                                AUGUST 31, 1997       (UNAUDITED)
                                                                                                ---------------     ---------------

Increase (Decrease) in Net Assets:
From Operations:
  Net investment income ......................................................................        $9,270,118         $4,357,600
  Net realized loss on investments sold and financial futures contracts ......................        (3,771,741)        (1,084,337)
  Change in net unrealized appreciation/depreciation of investments and
    financial futures contracts ..............................................................         7,271,339          6,304,324
                                                                                                   -------------      -------------
   Net Increase in Net Assets Resulting from Operations ......................................        12,769,716          9,577,587
                                                                                                   -------------      -------------
Distributions to Shareholders:
  Distributions from net investment income
   Class A - ($0.5587 and $0.2671 per share, respectively) ...................................        (1,692,115)          (957,925)
   Class B - ($0.4905 and $0.2323 per share, respectively) ...................................        (7,657,642)        (3,366,913)
                                                                                                   -------------      -------------
     Total Distributions to Shareholders .....................................................        (9,349,757)        (4,324,838)
                                                                                                   -------------      -------------
From Fund Share Transactions - Net:* .........................................................        (3,167,486)        (5,853,585)
                                                                                                   -------------      -------------
Net Assets:
  Beginning of period ........................................................................       171,332,001        171,584,474
                                                                                                   -------------      -------------
  End of period (including distributions in excess of net investment income of $38,546
    and $5,784, respectively) ................................................................      $171,584,474       $170,983,638
                                                                                                   =============      =============

* Analysis of Fund Share Transactions:

                                                                                                               SIX MONTHS ENDED
                                                                                 YEAR ENDED                   FEBRUARY 28, 1998
                                                                               AUGUST 31, 1997                   (UNAUDITED)
                                                                       ----------------------------    ----------------------------
                                                                          SHARES          AMOUNT          SHARES          AMOUNT
                                                                       ------------    ------------    ------------    ------------
CLASS A
   Shares sold .....................................................      1,578,539     $14,597,255         712,755      $6,774,501
   Shares issued to shareholders in reinvestment of distributions ..         84,834         785,117          47,287         450,653
                                                                       ------------    ------------    ------------    ------------
                                                                          1,663,373      15,382,372         760,042       7,225,154
   Less shares repurchased .........................................       (801,201)     (7,400,978)       (401,911)     (3,812,198)
                                                                       ------------    ------------    ------------    ------------
   Net increase ....................................................        862,172      $7,981,394         358,131      $3,412,956
                                                                       ============    ============    ============    ============
CLASS B
   Shares sold .....................................................      2,646,041     $24,449,200         985,925      $9,338,867
   Shares issued to shareholders in reinvestment of distributions ..        277,587       2,569,048         117,384       1,119,642
                                                                       ------------    ------------    ------------    ------------
                                                                          2,923,628      27,018,248       1,103,309      10,458,509
   Less shares repurchased .........................................     (4,127,421)    (38,167,128)     (2,076,354)    (19,725,050)
                                                                       ------------    ------------    ------------    ------------
   Net decrease ....................................................     (1,203,793)   ($11,148,880)       (973,045)    ($9,266,541)
                                                                       ============    ============    ============    ============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                  John Hancock Funds - High Yield Tax-Free Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                PERIOD FROM
                                                             DECEMBER 31, 1993
                                                              (COMMENCEMENT OF                             PERIOD FROM
                                                               OPERATIONS) TO         YEAR ENDED       NOVEMBER 1, 1995 TO
                                                              OCTOBER 31, 1994   OCTOBER 31, 1995(2)    AUGUST 31, 1996(6)
                                                              ----------------   -------------------    ------------------

CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period ......................     $9.85                $8.82                  $9.47
                                                                 -------              -------                -------
   Net Investment Income .....................................      0.48(1)              0.57                   0.49(1)
   Net Realized and Unrealized Gain (Loss) on Investments Sold
     and Financial Futures Contracts .........................     (0.94)                0.70                  (0.30)
                                                                 -------              -------                -------
       Total from Investment Operations ......................     (0.46)                1.27                   0.19
                                                                 -------              -------                -------
   Less Distributions:
     Dividends from Net Investment Income ....................     (0.48)               (0.58)                 (0.50)
     Distributions in Excess of Net Investment Income ........     (0.09)               (0.04)                    --
                                                                 -------              -------                -------
       Total Distributions ...................................     (0.57)                0.62                  (0.50)
                                                                 -------              -------                -------
   Net Asset Value, End of Period ............................     $8.82                $9.47                  $9.16
                                                                 =======              =======                =======
   Total Investment Return at Net Asset Value (3) ............      4.96%(4)            14.85%                  1.96%(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ..................   $15,401              $14,225                $23,663
   Ratio of Expenses to Average Net Assets ...................      1.15%(5)             1.06%                  1.10%(5)
   Ratio of Net Investment Income to Average Net Assets ......      6.08%(5)             6.36%                  6.39%(5)
   Portfolio Turnover Rate ...................................        62%                  64%                    38%

                                                                                   SIX MONTHS ENDED
                                                                    YEAR ENDED     FEBRUARY 28, 1998
                                                                  AUGUST 31, 1997      (UNAUDITED)
                                                                  ---------------      -----------

CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period ......................         $9.16               $9.34
                                                                     -------             -------
   Net Investment Income .....................................          0.56(1)             0.27(1)
   Net Realized and Unrealized Gain (Loss) on Investments Sold
     and Financial Futures Contracts .........................          0.18                0.29
                                                                     -------             -------
       Total from Investment Operations ......................          0.74                0.56
                                                                     -------             -------
   Less Distributions:
     Dividends from Net Investment Income ....................         (0.56)              (0.27)
     Distributions in Excess of Net Investment Income ........            --                  --
                                                                     -------             -------
       Total Distributions ...................................         (0.56)              (0.27)
                                                                     -------             -------
   Net Asset Value, End of Period ............................         $9.34               $9.63
                                                                     =======             =======
   Total Investment Return at Net Asset Value (3) ............          8.29%               6.03%(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ..................       $32,199             $36,648
   Ratio of Expenses to Average Net Assets ...................          1.06%               1.02%(5)
   Ratio of Net Investment Income to Average Net Assets ......          6.00%               5.63%(5)
   Portfolio Turnover Rate ...................................            51%                 17%

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                  John Hancock Funds - High Yield Tax-Free Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------


                                                                 YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------
                                                      1992        1993        1994        1995(2)
                                                    --------    --------    --------     --------
CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period .........      $9.31       $9.39       $9.98        $8.82
                                                    --------    --------    --------     --------
   Net Investment Income ........................       0.55        0.53        0.48         0.51
   Net Realized and Unrealized Gain (Loss)
     on Investments Sold and Financial Futures
     Contracts ..................................       0.17        0.72       (0.90)        0.69
                                                    --------    --------    --------     --------
       Total from Investment Operations .........       0.72        1.25       (0.42)        1.20
                                                    --------    --------    --------     --------
   Less Distributions:
     Dividends from Net Investment Income .......      (0.55)      (0.56)      (0.48)       (0.51)
     Distributions in Excess of Net Investment
       Income ...................................         --          --       (0.07)       (0.04)
     Distributions from Net Realized Gain on
       Investments Sold .........................      (0.09)      (0.10)      (0.19)          --
                                                    --------    --------    --------     --------
       Total Distributions ......................      (0.64)      (0.66)      (0.74)       (0.55)
                                                    --------    --------    --------     --------
   Net Asset Value, End of Period ...............      $9.39       $9.98       $8.82        $9.47
                                                    ========    ========    ========     ========
   Total Investment Return at Net Asset Value (3)       7.89%      13.69%      (4.44%)      13.99%

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) .....    $65,933    $113,442    $151,069     $155,234
   Ratio of Expenses to Average Net Assets ......       2.17%       2.06%       1.85%        1.79%
   Ratio of Net Investment Income to Average
      Net Assets ................................       5.78%       5.23%       5.36%        5.61%
   Portfolio Turnover Rate ......................         40%        100%         62%          64%


                                                             PERIOD FROM                           SIX MONTHS ENDED
                                                         NOVEMBER 1, 1995 TO       YEAR ENDED      FEBRUARY 28, 1998
                                                          AUGUST 31, 1996(6)     AUGUST 31, 1997     (UNAUDITED)
                                                          ------------------     ---------------     -----------

CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period .........                $9.47                 $9.16             $9.34
                                                              --------              --------          --------
   Net Investment Income ........................                 0.44(1)               0.49(1)           0.23(1)
   Net Realized and Unrealized Gain (Loss)
     on Investments Sold and Financial Futures
     Contracts ..................................                (0.31)                 0.18              0.29
                                                              --------              --------          --------
       Total from Investment Operations .........                 0.13                  0.67              0.52
                                                              --------              --------          --------
   Less Distributions:
     Dividends from Net Investment Income .......                (0.44)                (0.49)            (0.23)
     Distributions in Excess of Net Investment
       Income ...................................                   --                    --                --
     Distributions from Net Realized Gain on
       Investments Sold .........................                   --                    --                --
                                                              --------              --------          --------
       Total Distributions ......................                (0.44)                (0.49)            (0.23)
                                                              --------              --------          --------
   Net Asset Value, End of Period ...............                $9.16                 $9.34             $9.63
                                                              ========              ========          ========
   Total Investment Return at Net Asset Value (3)                 1.36%(4)              7.51%             5.64%(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) .....             $147,669              $139,385          $134,336
   Ratio of Expenses to Average Net Assets ......                 1.81%(5)              1.81%             1.76%(5)
   Ratio of Net Investment Income to Average
      Net Assets ................................                 5.65%(5)              5.28%             4.89%(5)
   Portfolio Turnover Rate ......................                   38%                   51%               17%


(1) Based on the average of the shares outstanding at the end of each month.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Effective August 31, 1996, the fiscal period end changed from October 31 to August 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                  John Hancock Funds - High Yield Tax-Free Fund

Schedule of Investments
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by High Yield Tax-Free Fund on February 28, 1998. It has one main category: tax-exempt long-term bonds. The tax-exempt bonds are broken down by state. Under each state is a list of the securities owned by the Fund.

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

TAX-EXEMPT LONG-TERM BONDS
California (15.00%)
  ABAG Finance Auth for Nonprofit Corps,
   Cert of Part Nat'l Ctr for Int'l Schools Proj ................   7.375%  05-01-18     BB+      $1,000      $1,050,670     7.02%
  Foothill/Eastern Transportation Corridor Agency,
   Toll Rd Rev Sr Lien Cap Apprec Ser A .........................    Zero   01-01-18     BBB-      7,950       2,734,959     5.45
  Los Angeles Community Facilities District,
   Spec Tax No 3 Cascades Business Park Proj ....................   6.400   09-01-22     BB+       1,000       1,025,380     6.24
  Millbrae, City of,
   Residential Facil Rev Ser A Magnolia of Millbrae Proj ........   7.375   09-01-27     BB        1,000       1,031,330     7.15
  San Bernardino, County of,
   Cert of Part Ser 1994 Medical Center Fin Proj ................   5.500   08-01-17     A-        4,500       4,658,085     5.31
  San Diego County Water Auth,
   Wtr Rev Cert of Part Reg RITES ...............................   7.647#  04-23-08     AAA       1,000       1,210,000     6.31
  San Francisco, City of,
   Resid Facil Ser A Coventry Park Proj .........................   8.500   12-01-26     BB        2,000       2,239,700     7.59
  San Joaquin Hills Transportation Corridor Agency,
   Toll Rd Rev Conv Cap Apprec Ser A ............................    Zero   01-15-19     BBB-      3,000       2,015,910     5.11
   Toll Rd Rev Sr Lien ..........................................   5.000   01-01-33     BBB-      1,000         952,470     5.25
  South Orange County Public Financing Auth,
   Spec Tax Rev Levrrs Inflows ..................................   8.070#  08-15-17     AAA       7,500       8,746,875     6.92
                                                                                                             -----------
                                                                                                              25,665,379
                                                                                                             -----------
Colorado (6.36%)
  Arapahoe County Capital Improvement Trust Fund,
   Highway Rev Current Ser E-470 ................................   6.950   08-31-20     AAA       3,500       4,172,070     5.83
  Black Hawk,
   Device Tax Rev ...............................................   5.625   12-01-21     BB+       1,000         964,990     5.83
  Denver, City and County of,
   Airport Sys Rev Ser 1992A Preref .............................   7.250   11-15-25     AAA       1,410       1,618,609     6.32
   Airport Sys Rev Ser 1992A Unref Bal ..........................   7.250   11-15-25     AAA       3,590       4,121,140     6.32
                                                                                                             -----------
                                                                                                              10,876,809
                                                                                                             -----------
Connecticut (0.63%)
  Connecticut State Development Auth,
   Aquarium Proj Rev Ser A Mystic MarineLife Aquarium Proj ......   7.000   12-01-27     BB+       1,000       1,068,730     6.55
                                                                                                             -----------
District Of Columbia (2.38%)
  District of Columbia,
   Cert of Part Ser 1993 ........................................   7.300   01-01-13     B-        1,000       1,094,500     6.67

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                  John Hancock Funds - High Yield Tax-Free Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

District Of Columbia (continued)
  District of Columbia (continued),
   GO 1996 Ser A ................................................   6.375%  06-01-16     B        $1,780      $1,906,469     5.95%
   GO 1996 Ser A ................................................   6.375   06-01-26     B         1,000       1,067,000     5.97
                                                                                                             -----------
                                                                                                               4,067,969
                                                                                                             -----------
Florida (7.29%)
  Grand Haven Community Development District,
   Spec Assessment Ser B ........................................   6.900   05-01-19     BB+         750         772,057     6.70
  Hillsborough County Aviation Auth,
   Rev Special Purpose Facility Imp US Air Proj .................   8.600   01-15-22     B-        3,900       4,425,876     7.58
  Homestead, City of,
   Ind'l Development Rev Ser A Community Rehab Proj .............   7.950   11-01-18     BB        3,735       4,082,990     7.27
  North Springs Improvement Dist,
   Spec Assessment Rev Parkland Isles Proj Ser B ................   6.250   05-01-05     BB+       1,000       1,015,870     6.15
  South Indian River Water Control District,
   Rev Egret Landing Proj Section 15 Phase 1 ....................   7.500   11-01-18     BB+       2,000       2,162,960     6.93
                                                                                                             -----------
                                                                                                              12,459,753
                                                                                                             -----------
Illinois (8.04%)
  Bedford Park, City of,
   Tax Increment Rev Ref 71st & Cicero Proj .....................   7.000   01-01-06     BBB-        650         693,394     6.56
   Tax Increment Rev Ref 71st & Cicero Proj .....................   7.375   01-01-12     BBB-      1,000       1,084,070     6.80
   Tax Increment Rev Sr Lien Mark IV Proj .......................   9.750   03-01-12     AAA         980       1,180,283     8.10
  Chicago, City of,
   Chicago-O'Hare Int'l Airport Spec Facil Rev Ref
     American Airlines, Inc. ....................................   8.200   12-01-24     BBB-      1,500       1,835,580     6.70
  Illinois Health Facilities Auth,
   Rev Ser A Fairview Obligated Group Proj ......................   9.500   10-01-22     BB        2,500       3,084,200     7.70
   Rev Ser B Fairview Obligated Group Proj ......................   9.000   10-01-22     BB        1,500       1,820,580     7.42
  Robbins, County of,
   Res Recovery Rev Ser 1994 A Robbins Res Recovery Partners ....   8.375   10-15-16     BB        1,750       1,864,538     7.86
  Round Lake Beach, City of,
   Tax Increment Rev Ref ........................................   7.500   12-01-13     BBB-      2,000       2,184,160     6.87
                                                                                                             -----------
                                                                                                              13,746,805
                                                                                                             -----------
Indiana (1.31%)
  Wabash, County of,
   Solid Waste Disp Rev Jefferson Smurfit Corp Proj .............   7.500   06-01-26     BB        2,000       2,232,740     6.72
                                                                                                             -----------
Iowa (0.16%)
  Iowa Finance Auth,
   Hlth Care Facil Rev Ref Care Initiatives Proj ................   9.250   07-01-25     BB          200         265,948     6.96
                                                                                                             -----------
Kansas (1.32%)
  Prairie Village, City of,
   Rev Ser A Claridge Court Proj ................................   8.750   08-15-23     BBB-      2,000       2,256,040     7.76
                                                                                                             -----------
Kentucky (3.19%)
  Kenton County Airport Board,
   Rev Spec Facil Delta Airlines Inc Ser 1985  ..................   7.800   12-01-15     BB+       2,500       2,685,475     7.26

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                  John Hancock Funds - High Yield Tax-Free Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

Kentucky (continued)
  Kenton County Airport Board (continued),
   Rev Spec Facil Delta Airlines Proj Ser B .....................   7.250%  02-01-22     BBB-     $2,500      $2,765,850     6.55%
                                                                                                             -----------
                                                                                                               5,451,325
                                                                                                             -----------
Maryland (1.31%)
  Baltimore, County of,
   Poll Control Rev Ref Bethlehem Steel Corp Proj ...............   7.500   06-01-15     B+        2,000       2,242,800     6.69
                                                                                                             -----------
Massachusetts (3.30%)
  Massachusetts Industrial Finance Agency,
   Rev Ser A Southeastern Mass Proj .............................   9.000   07-01-15     BB        2,800       3,157,112     7.98
  Massachusetts Port Auth,
   Spec Proj Rev Harborside Hyatt Hotel .........................  10.000   03-01-26     BBB-      2,200       2,480,500     8.87
                                                                                                             -----------
                                                                                                               5,637,612
                                                                                                             -----------
Michigan (4.29%)
  Waterford Township Economic Development Corp,
   Rev Ltd Oblig Canterbury Hlth Care ...........................   8.375   07-01-23     BB-       3,500       3,902,885     7.51
  Wayne Charter, County of,
   Spec Airport Facil Rev Ref Ser 1995 Northwest Airlines, Inc. .   6.750   12-01-15     BB+       3,120       3,436,181     6.13
                                                                                                             -----------
                                                                                                               7,339,066
                                                                                                             -----------
Missouri (0.63%)
  Lees Summit Industrial Development Auth,
   Hlth Facil Rev Ref & Imp John Knox Vlg Proj ..................   7.125   08-15-12     A-        1,000       1,070,440     6.66
                                                                                                             -----------
Nevada (1.21%)
  Las Vegas, City of,
   Local Imp Ser 07-01-96 Spec Imp Dist 707 (Summerlin Area) ....   7.100   06-01-16     BB+       2,000       2,067,980     6.87
                                                                                                             -----------
New Hampshire (1.64%)
  New Hampshire Business Finance Auth,
   Poll Control & Solid Waste Ref Crown Paper Co Proj ...........   7.750   01-01-22     BB-       1,500       1,737,960     6.69
  New Hampshire Higher Educational and Health Facilities Auth,
   Rev New Hampshire College ....................................   6.375   01-01-27     BBB-      1,000       1,067,300     5.97
                                                                                                             -----------
                                                                                                               2,805,260
                                                                                                             -----------
New Jersey (5.66%)
  Camden County Improvement Auth,
   Lease Rev Ser A Holt Hauling & Warehousing Proj ..............   9.875   01-01-21     BB+       1,500       1,822,830     8.13
  New Jersey Economic Development Auth,
   Rev Ref Ind'l Development Newark Airport Marriott Hotel Proj .   7.000   10-01-14     BBB-      2,500       2,758,825     6.34
   Rev Ref Ser J Holt Hauling Proj ..............................   8.500   11-01-23     BBB       2,500       2,884,650     7.37
  New Jersey Health Care Facilities Financing Auth,
   Rev Care Institute Inc Cherry Hill Proj ......................   8.000   07-01-27     BB+       2,000       2,205,640     7.25
                                                                                                             -----------
                                                                                                               9,671,945
                                                                                                             -----------
New Mexico (2.18%)
  Farmington, County of,
   Poll Control Rev Ref Ser A
     Pub Serv Co of New Mexico San Juan Proj ....................   6.400   08-15-23     BB+       3,500       3,721,480     6.02
                                                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                  John Hancock Funds - High Yield Tax-Free Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

New York (5.05%)
  Glen Cove Housing Auth,
   Rev Sr Living Facil The Mayfair Proj .........................   8.250%  10-01-26     BB+      $1,425      $1,590,670     7.39%
  Islip Community Development Agency,
   Community Dev Rev Ref NY Institute of Technology Proj ........   7.500   03-01-26     BB-       2,000       2,217,560     6.76
   New York City Municipal Water Finance Auth,
   Wtr & Swr Sys Rev Ser D Cap Apprec ...........................    Zero   06-15-19     A-        2,000         664,580     5.23
  New York, City of,
   GO Fiscal 1994 Ser B1 Preref .................................   7.300   08-15-11     BBB+        950       1,117,779     6.20
   GO Fiscal 1997 Ser J .........................................   6.000   08-01-17     BBB+      2,000       2,138,000     5.61
   GO Fiscal 1998 Cap Apprec Ref Ser G ..........................    Zero   08-01-08     BBB+      1,500         913,395     4.81
                                                                                                             -----------
                                                                                                               8,641,984
                                                                                                             -----------
Ohio (5.08%)
  Bedford, County of,
   Rev Ref Community Hosp Bedford Inc. ..........................   8.500   05-15-09     AA        1,345       1,480,442     7.72
  Cleveland, City of,
   Parking Facil Imp Rev ........................................   8.000   09-15-12     BBB       1,000       1,172,870     6.82
   Parking Facil Imp Rev ........................................   8.100   09-15-22     BBB       2,000       2,353,960     6.88
  Lorain, County of,
   Rev 1st Mtg Ser A Kendal At Oberlin Proj .....................   8.625   02-01-22     BBB-      3,300       3,684,417     7.73
                                                                                                             -----------
                                                                                                               8,691,689
                                                                                                             -----------
Oklahoma (1.32%)
  Tulsa Municipal Airport Trust, Trustees of,
   Rev American Airlines, Inc. ..................................   7.350   12-01-11     BBB-      2,000       2,257,900     6.51
                                                                                                             -----------
Oregon (2.51%)
  Oregon, State of,
   Economic Development Rev Ref Ser 183
     Georgia-Pacific Corp Proj ..................................   5.700   12-01-25     BAA2      1,000       1,035,250     5.51
  Western Generation Agency,
   Rev 1994 Ser A Wauna Cogeneration Proj .......................   7.125   01-01-21     BBB-      3,000       3,259,440     6.56
                                                                                                             -----------
                                                                                                               4,294,690
                                                                                                             -----------
Pennsylvania (9.12%)
  Beaver County Industrial Development Auth,
   Coll Poll Control Rev Ref Ser 1995A Toledo Edison Co
     Beaver Valley Proj .........................................   7.750   05-01-20     BB+       2,500       2,908,525     6.66
   Poll Control Rev Ref Cleveland Elec Proj .....................   7.625   05-01-25     BB+       1,600       1,832,192     6.66
  Chester County Industrial Development Auth,
   Rev 1st Mtg Rha/Pa Nursing Home ..............................  10.125   05-01-19     B-          196         182,368    10.88
  Montgomery County Redevelopment Auth,
   Multifamily Hsg Rev Ser A KBF Assoc L.P. Proj ................   6.500   07-01-25     BBB+      2,500       2,594,150     6.26
  Northampton County Industrial Development Auth,
   Poll Control Rev Ref Bethlehem Steel Proj ....................   7.550   06-01-17     B+        2,000       2,248,040     6.72
  Pennsylvania Economic Development Finance Auth,
   Ser B Qualified Residential RSI Properties/Greensburg LLC Proj   8.000   09-01-27     BB        1,000       1,023,560     7.82
  Philadelphia Hospitals and Higher Education Facilities Auth,
   Hosp Rev 1991 Ser A Philadelphia Protestant Home Proj ........   8.625   07-01-21     AA        2,300       2,656,638     7.47

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                  John Hancock Funds - High Yield Tax-Free Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

Pennsylvania (continued)
  Philadelphia Industrial Development Auth,
   Commercial Devel Rev Ref Ser A Doubletree Proj ...............   6.500%  10-01-27     BB+      $2,000      $2,148,920     6.05%
                                                                                                             -----------
                                                                                                              15,594,393
                                                                                                             -----------
Puerto Rico (0.62%)
  Puerto Rico, Commonwealth of,
   Pub Imp GO Ref ...............................................   5.500   07-01-13     A         1,000       1,066,350     5.16
                                                                                                             -----------
Rhode Island (1.39%)
  Providence Redevelopment Agency,
   Cert of Part Ser A ...........................................   8.000   09-01-24     BBB-      2,160       2,381,508     7.26
                                                                                                             -----------
Texas (1.20%)
  Gulf Coast Waste Disp Auth Tex Rev,
   Waste Disp-Valero Energy Corp.** .............................   5.600   04-01-32     BBB-      1,000       1,000,000     5.60
  Harris County Health Facilities Development Corp,
   Hosp Rev Memorial Hermann Hosp Sys Proj **  ..................   5.500   06-01-15     AAA       1,000       1,056,090     5.21
                                                                                                             -----------
                                                                                                               2,056,090
                                                                                                             -----------
Utah (2.92%)
  Carbon, County of,
   Solid Waste Disp Rev Ref Ser A East Carbon Development Corp ..   9.000   07-01-12     BBB-      2,000       2,194,580     8.20
   Solid Waste Disp Rev Ref Sunnyside Cogeneration Proj .........   9.250   07-01-18     B         1,900       1,140,380    15.41
  Toole, County of,
   Poll Control Rev Ref Ser A Laidlaw Environmental Proj ........   7.550   07-01-27     BBB-      1,500       1,660,695     6.82
                                                                                                             -----------
                                                                                                               4,995,655
                                                                                                             -----------
Virginia (2.92%)
  Hopewell Industrial Development Auth,
   Resource Recovery Rev Ref Stone Container Corp Proj ..........   8.250   06-01-16     BB        4,400       4,987,136     7.28
                                                                                                             -----------
Washington (0.83%)
  Spokane County Industrial Development Corp,
   Solid Waste Disp Rev Kaiser Alum & Chem Corp Proj ............   7.600   03-01-27     BB-       1,250       1,412,613     6.73
                                                                                                             -----------
West Virginia (1.07%)
  Marion, County of,
   Community Solid Waste Disp Facil Rev Ref Ser A
     Adirondack Recycling .......................................   8.000   12-01-25     BB-       1,646       1,608,493     8.18
   Community Solid Waste Disp Facil Rev Ref Ser B
     Adirondack Recycling .......................................  10.000   12-01-25     BB-         230         221,925    10.36
                                                                                                             -----------
                                                                                                               1,830,418
                                                                                                             -----------
                                                            TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                                         (Cost $154,501,181)      (99.93%)   170,858,507
                                                                                                  --------  ------------
                                                                           TOTAL INVESTMENTS      (99.93%)   170,858,507
                                                                                                  --------  ------------
                                                           OTHER ASSETS AND LIABILITIES, NET       (0.07%)       125,131
                                                                                                  --------  ------------
                                                                            TOTAL NET ASSETS     (100.00%)  $170,983,638
                                                                                                  ========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                  John Hancock Funds - High Yield Tax-Free Fund

NOTES TO SCHEDULE OF INVESTMENTS

* Credit ratings are unaudited and rated by Moody's Investors Service, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

** These securities having an aggregate value $2,056,090 or 1.20% of the Fund's net asset value, have been purchased as forward commitments -- that is, the Fund has agreed on trade date, to take delivery of and make payment for such securities on a delayed basis subsequent to this schedule. The purchase price and interest rate of such security is fixed at trade date, although the Fund does not earn any interest on such security until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitment. Accordingly, the market value of $2,367,750 of Massachusetts Port Auth, Spec Proj Rev Harborside Hyatt Hotel, 10.00%, 03-01-26, has been segregated to cover the forward commitment.

+ The yield is not calculated in accordance with guidelines established by the U.S. Securities & Exchange Commission and is unaudited. Zero Coupon yields are at yield to maturity.

#  Represents rate in effect on February 28, 1998.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                  John Hancock Funds - High Yield Tax-Free Fund

Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The High Yield Tax-Free Fund invests primarily in securities issued by the various states and their various political subdivisions. The performance of the Fund is closely tied to economic conditions within the applicable states and the financial condition of the states and their agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various sector categories.

The table below shows the percentages of the Fund's investments at February 28, 1998, assigned to the various sector categories.

                                                                  MARKET VALUE
                                                                AS A PERCENTAGE
                                                                    OF FUND'S
SECTOR DISTRIBUTION                                                NET ASSETS
-------------------                                                ----------

General Obligations............................................       4.80%
Revenue Bonds - Airport........................................       3.36
Revenue Bonds - Economic Development...........................       1.79
Revenue Bonds - Education......................................       2.54
Revenue Bonds - Health.........................................      16.70
Revenue Bonds - Housing........................................       6.52
Revenue Bonds - Industrial Development Bond....................       9.57
Revenue Bonds - Other..........................................      16.24
Revenue Bonds - Pollution Control Facilities...................      21.41
Revenue Bonds - Transportation.................................      14.64
Revenue Bonds - Water & Sewer..................................       2.36
                                                                     -----
                               TOTAL TAX-EXEMPT LONG-TERM BONDS      99.93%
                                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

========================= NOTES TO FINANCIAL STATEMENTS ========================

                  John Hancock Funds - High Yield Tax-Free Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Tax Free Bond Trust (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock High Yield Tax-Free Fund (the "Fund") and John Hancock Tax-Free Bond Fund. The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with the preservation of capital by investing primarily in municipal bonds, notes and commercial paper, the interest on which is exempt from federal income taxes.

   The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights regarding that distribution plan.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $6,916,129 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforward is used by the Fund, no capital gains distribution will be made. The carryforwards will expire as follows: August 31, 2002 -- $2,785,979, August 31, 2003 -- $205,838,
August 31, 2004 -- $3,207,633 and August 31, 2005 -- $716,679. Additionally, net
capital losses of $2,602,569 attributable to security transactions incurred after October 1, 1996 are treated as arising on the first day (September 1, 1997) of the Fund's current taxable year.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or

========================= NOTES TO FINANCIAL STATEMENTS ========================

                  John Hancock Funds - High Yield Tax-Free Fund

to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $600 million, collectively. Interest is charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the period ended February 28, 1998.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

   When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

   For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

   At February 28, 1998 there were no open positions in financial futures contracts.

OPTIONS The Fund may purchase options contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

========================= NOTES TO FINANCIAL STATEMENTS ========================

                  John Hancock Funds - High Yield Tax-Free Fund

   The Fund may use option contracts to manage its exposure to changing security prices. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

   The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Funds in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

   Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Funds are unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Funds will continuously monitor the creditworthiness of all its counterparties.

   At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

   At February 28, 1998, there were no open written options contracts.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.625% of the first $75,000,000 of the Fund's average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund's average daily net asset value in excess of $150,000,000.

   The Fund has an agreement with its custodian bank under which $8,390 of custodian fees have been reduced by balance credits applied during the period ended February 28, 1998. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits earned, could have produced taxable income.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended February 28, 1998, net sales charges received with regard to sales of Class A shares amounted to $78,268. Out of this amount, $9,129 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $63,749 was paid as sales commissions to unrelated broker-dealers and $5,390 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended February 28, 1998, contingent deferred sales charges paid to JH Funds amounted to $212,488.

   In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. The Fund has temporarily agreed to limit the distribution and service fees pursuant to Class A to 0.25% of the average daily net assets. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

========================= NOTES TO FINANCIAL STATEMENTS ========================

                  John Hancock Funds - High Yield Tax-Free Fund

   The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

   The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for the period was at an an annual rate of less than 0.02% of the average net assets of each Fund.

   Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipone are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At February 28, 1998, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $1,714.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the fiscal period ended February 28, 1998, aggregated $29,844,237 and $33,041,219, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the fiscal period ended February 28, 1998.

   The cost of investments owned at February 28, 1998 for federal income tax purposes was $154,501,181. Gross unrealized appreciation and depreciation of investments aggregated $19,121,317 and $2,763,991 respectively, resulting in net unrealized appreciation of $16,357,326.

===================================== NOTES ====================================

                  John Hancock Funds - High Yield Tax-Free Fund

================================================================================

                                                            --------------
  [LOGO] JOHN HANCOCK FUNDS                                    Bulk Rate
         A Global Investment Management Firm                 U.S. Postage
                                                                 PAID
  101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603               Randolph, MA
  1-800-225-5291  1-800-554-6713 (TDD)                       Permit No. 75
  INTERNET: www.jhancock.com/funds                          --------------

--------------------------------------------------------------------------------

   This report is for the information of shareholders of the John Hancock High Yield Tax-Free Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[RECYCLE LOGO] Printed on Recycled Paper                              590SA 2/98
                                                                            4/98

                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                    Tax-Free
                                    Bond Fund

                                FEBRUARY 28, 1998

                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                    ----------------------------------------

                                    TRUSTEES
                             EDWARD J. BOUDREAU, JR.
                                 JAMES F. CARLIN
                             WILLIAM H. CUNNINGHAM*
                                CHARLES F. FRETZ
                              HAROLD R. HISER, JR.
                                 ANNE C. HODSDON
                                CHARLES L. LADNER
                               LEO E. LINBECK, JR.
                              PATRICIA P. MCCARTER*
                              STEVEN R. PRUCHANSKY*
                               RICHARD S. SCIPIONE
                      LT. GEN. NORMAN H. SMITH, USMC (RET.)
                                 JOHN P. TOOLAN
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                                    President
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                  Second Vice President and Compliance Officer

                                    CUSTODIAN
                        INVESTORS BANK AND TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803

                    ----------------------------------------

===============================CHAIRMAN'S MESSAGE===============================

DEAR FELLOW SHAREHOLDERS:

The stock market astounded many in 1997 by producing a record-breaking third straight year of 20%-plus returns. Bond investors also enjoyed the benefits of a strong economy with no inflation. After such a remarkable performance, many are wondering what the markets will do for an encore in 1998.

--------------------------------------------------------------------------------
[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]
--------------------------------------------------------------------------------

   Within the first two months of the year, we saw two different sides of the market. In January, the market underwent rapid mood swings and barely advanced at all. While news on the domestic inflation and economic fronts remained good, investors were still trying to determine how much of the Asian financial crisis would filter through the U.S. economy and corporate profits. Each week, it seemed, investors either had on their rose-colored glasses or had taken them off. Then in February, fears apparently dissipated, and the market rallied to new all-time highs by the month's end.

   In the face of such fluctuations, a trusted investment professional can be your best ally. Now, more than ever, your investment professional can help you take the emotion out of investment decisions. At a time when your instincts might have you react to the heat of the market's moment, your investment professional can serve as an objective voice to put current events in a longer-term perspective. He or she can also help you evaluate your investments in any market environment to ensure that they fit your risk tolerance and time horizons. On an ongoing basis, your investment professional is there for you to check out new investment ideas or to get an informed opinion about current economic and market conditions.

   We encourage you to take advantage of this important resource. Working together, you can draw up a detailed road map to help reach your financial destination regardless of the conditions along the way.

Sincerely,


/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

        BY DIANNE SALES, CFA, BARRY EVANS, CFA, AND FRANK LUCIBELLA, CFA,
                             CO-PORTFOLIO MANAGERS

                                  John Hancock
                               Tax-Free Bond Fund

                  Falling interest rates boost municipal bonds

Recently, Dianne Sales, Frank Lucibella and Barry Evans took over leadership of the Fund's management team. Ms. Sales and Mr. Lucibella have been management team members for several years. Mr. Evans, who has been with John Hancock Funds since 1986, is a senior vice president and head of the company's government and municipal fixed-income departments.

Municipal bonds staged an impressive rally over the past six months, boosted by a lack of inflationary pressures and falling interest rates. Although the period got off to somewhat of a slow start, municipals quickly gathered steam when various economic statistics proved that inflation wasn't a threat. Bond investors dislike inflation because it eats away at their fixed-income payments. Bonds got an added boost in late October from the expanding economic crisis in Southeast Asia. Since investors often view U.S. bonds as a safe haven in uncertain markets, they flocked to them and bid their prices even higher. As a measure of the bond market's rally, the yield on the bellwether 30-year U.S. Treasury bond, which moves in the opposite direction of a bond's price, fell to 5.92% at the end of the period from 6.61% six months earlier. Municipals participated in the bond market rally and also benefited from continued economic strength in the United States, helping municipal issuers substantially improve their fiscal and financial condition.

"Municipal bonds staged an impressive rally..."

--------------------------------------------------------------------------------
[A 2 1/4" x 3 1/2" photo of fund management  team.  Caption reads:  (l-r)
Barry Evans, Mike Roye, Dianne Sales, Frank Lucibella and Holly Morris.]
--------------------------------------------------------------------------------

================================================================================

                     John Hancock Funds - Tax-Free Bond Fund

New York City general obligation bonds were top performers.

--------------------------------------------------------------------------------
["Pie chart with the heading "Portfolio Diversification" at the top left hand column. The chart is divided into 11 sections. Going from top left to right Health 17%; Housing 6%; Industrial Development 10%; Other 16%; Pollution Control 21%; Transportation 15%; Water and Sewer 2%; General Obligation 5%; Airport 3%; Economic Development 2%; Education 3%. Footnote below states "As a percentage of net assets on February 28, 1998."]
--------------------------------------------------------------------------------

Performance review

Against that backdrop, John Hancock Tax-Free Bond Fund turned in a solid performance. For the six months ended February 28, 1998, the Fund's Class A and Class B shares posted total returns of 5.81% and 5.42%, respectively, at net asset value. Keep in mind that your net asset value return will be different from this result if you were not invested in the Fund for the entire period and did not reinvest all distributions. The Fund's returns compared favorably to the average general municipal bond fund's return of 4.99% for the same six month period, according to Lipper Analytical Services, Inc.(1) Please see pages six and seven for longer-term performance information.

   A number of factors contributed to the Fund's better performance relative to its peers. First was our stake in general obligation bonds issued by New York City, which were upgraded by Moody's Investors Service at the end of the period. Not only were these relatively high-yielding bonds in strong demand, but they also benefited from the city's booming economy and improved fiscal situation. Another factor that helped the Fund's performance was our relatively large weighting in investment-grade BBB-rated bonds. These securities generally performed better than their higher-rated counterparts, thanks to a combination of high demand and low supply. As interest rates fell, increasing numbers of yield-hungry investors sought out these credits to maintain their income. At the same time, the supply of them was rather low. Among our best-performing holdings rated BBB or below were bonds issued by the New York Institute of Technology and the International School in San Francisco, which we sold during the period.

   Our stake in bonds with good call protection also benefited our performance. Bond issuers, like homeowners with mortgages, often like the option of refinancing -- or "calling" -- their debt when interest rates fall as a way to reduce their debt service costs. Although calling a bond is good for the issuer, it can be bad for the bond holder who may be forced to reinvest the proceeds at lower interest rates. Non-callable bonds, on the other hand, can't be redeemed by their issuer before maturity. Not only do non-callable bonds generally fare better than callable bonds when interest rates are falling, they typically perform no worse than callable securities when interest rates rise. Bonds with good call protection have comparatively long call dates, meaning they can't be redeemed for a relatively long period. In contrast, bonds with little call protection were laggards during the period. Housing bonds fall under this category and they were

--------------------------------------------------------------------------------
["Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investment"; the header for the right column is "Recent performance...and what's behind the numbers. The first listing is New York City followed by a up arrow with the phrase "Upgraded on improved local economy, fiscal condition. The second listing is Non-callable bonds followed by a up arrow with the phrase "Call protection provides greater sensitivity in rally". The third listing is Housing bonds followed by a down arrrow with the phrase Declining interest rates increase likelihood of early calls". The footnote at the bottom states See "Schedule of Investments." Investment holdings are subject to change."]
--------------------------------------------------------------------------------

================================================================================

                     John Hancock Funds - Tax-Free Bond Fund

--------------------------------------------------------------------------------
["Bar Chart with the heading "Fund Performance" at the top of left hand column. Under the heading is the footnote: "For the six months ended February 28, 1998." The chart is scaled in increments of 1% with the 6% at the top and 0% at the bottom. The first represents the 5.81% total return for John Hancock Tax-Free Bond Fund: Class A. The second represents the 5.42% total return for John Hancock Tax-Free Bond Fund: Class B. The third represent the 4.99% total return for Average general municipal bond fund. A Footnote below reads "The returns for John Hancock Tax-Free Bond Fund are at net asset value with all distributions reinvested. The average general municipal bond fund is tracked by Lipper Analytical Services, Inc. (1) See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

underperformers during the period, although the Fund had only a modest stake in them.

   Finally, the Fund's duration -- which measures how sensitive the Fund's share price is to changing interest rates -- was slightly long and proved to be a plus for performance. The longer a fund's duration, the more sensitive its share price is to changes in interest rates, and the more its share price rises when interest rates fall (or falls when rates rise).

Outlook

In our view, the outlook for municipal bonds is favorable. Inflation continues to remain subdued despite a relatively strong economy, and there are no signs that it is in any immediate danger of rising. Furthermore, real interest rates -- that is, current interest rates minus actual inflation -- are high on a historical basis. To us that suggests that rates have room to decline further and extend the bond market's recent rally. Of course, we'll be keeping a watchful eye out for any signals that inflation is on the rise, and make appropriate strategy modifications in response. But until we see tangible proof that inflationary pressures are building, we'll stick to our current strategy. We'll likely keep the Fund's duration slightly long and continue to emphasize bonds with good call protection. Additionally, we'll continue our search for bonds that offer good value by uncovering bonds with credit and structural elements that are currently overlooked by the market.

"...the outlook for municipal bonds is favorable."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

(1)Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                     John Hancock Funds - Tax-Free Bond Fund

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Tax-Free Bond Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.50%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

--------------------------------------------------------------------------------
 CLASS A
--------------------------------------------------------------------------------

For the period ended December 31, 1997
                                                               SINCE
                                          ONE       FIVE     INCEPTION
                                         YEAR       YEARS    (1/5/90)
                                        ------     -------  ------------
Cumulative Total Returns                 4.87%      37.19%     85.30%
Average Annual Total Returns(1)          4.87%       6.53%      8.03%

--------------------------------------------------------------------------------
 CLASS B
--------------------------------------------------------------------------------

For the period ended December 31, 1997
                                                               SINCE
                                          ONE       FIVE     INCEPTION
                                         YEAR       YEARS    (12/31/91)
                                        ------     -------  ------------
Cumulative Total Returns                 4.00%      36.37%      51.41%
Average Annual Total Returns(1)          4.00%       6.40%       7.16%

--------------------------------------------------------------------------------
 YIELDS
--------------------------------------------------------------------------------

As of February 28, 1998
                                                       SEC 30-DAY
                                                         YIELD
                                                      ------------
John Hancock Tax-Free Bond Fund: Class A                 4.10%
John Hancock Tax-Free Bond Fund: Class B                 3.54%

Notes to Performance

(1) The Adviser voluntarily waived a portion of the management fee during the period. Without the waiver of expenses, the average annual total return for the one-year, five-year and since inception periods for Class A shares would have been 4.82%, 6.42% and 7.77%, respectively. The average annual total returns for the one-year, five-year and since inception periods for Class B shares would have been 3.95%, 6.29% and 7.01%, respectively.

================================================================================

                     John Hancock Funds - Tax-Free Bond Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------
The charts on the right show how much a $10,000 investment in the John Hancock Tax-Free Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Municipal Bond Index -- an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance. Past performance is not indicative of future results.
--------------------------------------------------------------------------------

Tax-Free Bond Fund
Class A shares

Line chart with the heading Tax-Free Bond Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the hypothetical $10,000 investment made in the Tax-Free Bond Fund on January 5, 1990, before sales charge, and is equal to $19,699 as of February 28, 1998. The second line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $18,869 as of February 28, 1998. The third line represents the Tax-Free Bond Fund after sales charge and is equal to $18,812 as of February 28, 1998.

Tax-Free Bond Fund
Class B shares

Line chart with the heading Tax-Free Bond Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines.

The first line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $15,683 as of as of February 28, 1998. The second line represents the value of the hypothetical $10,000 investment made in the Tax-Free Bond Fund on December 31, 1991, before contingent deferred sales charge, and is equal to $15,410 as of as of February 28, 1998.
--------------------------------------------------------------------------------

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on February 28, 1998. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments at value - Note C:
   Tax-exempt long-term bonds (cost - $748,579,031) ........   $ 839,805,684
  Cash .....................................................         199,768
  Receivable for investments sold ..........................       1,851,964
  Receivable for shares sold ...............................         224,358
  Interest receivable ......................................      11,573,468
  Receivable for variation margin ..........................          84,375
  Other assets .............................................          79,295
                                                               -------------
                    Total Assets ...........................     853,818,912
                    --------------------------------------------------------
Liabilities:
  Payable for investments purchased ........................      54,217,731
  Payable for shares repurchased ...........................         140,225
  Dividend payable .........................................         204,289
  Payable to John Hancock Advisers, Inc.
   and affiliates - Note B .................................         503,375
  Accounts payable and accrued expenses ....................          22,754
                                                               -------------
                    Total Liabilities ......................      55,088,374
                    --------------------------------------------------------
Net Assets:
  Capital paid-in ..........................................     723,676,380
  Accumulated net realized loss on investments and
   financial futures contracts .............................     (15,621,398)
  Net unrealized appreciation of investments and
   financial futures contracts .............................      90,884,201
  Distributions in excess of net investment income .........        (208,645)
                                                               -------------
                    Net Assets .............................   $ 798,730,538
                    ========================================================
Net Asset Value Per Share:
  (Based on net asset values and shares of beneficial interest outstanding -
   unlimited number of shares authorized with $0.01 per share par value)
  Class A - $601,910,440/54,883,873 ........................          $10.97
  ==========================================================================
  Class B - $196,820,098/17,946,606 ........................          $10.97
  ==========================================================================
Maximum Offering Price Per Share*
  Class A - ($10.97 x 104.71%) .............................          $11.49
  ==========================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
Investment Income:
  Interest .................................................   $  24,097,082
                                                               -------------
  Expenses:
   Investment management fee - Note B ......................       2,104,115
   Distribution and service fee - Note B
     Class A ...............................................         444,526
     Class B ...............................................         897,101
   Transfer agent fee - Note B .............................         446,898
   Custodian fee ...........................................         117,961
   Financial services fee - Note B .........................          69,978
   Registration and filing fees ............................          43,165
   Trustees' fees ..........................................          28,327
   Printing ................................................          21,828
   Auditing fee ............................................          19,836
   Miscellaneous ...........................................          11,585
   Legal fees ..............................................           7,264
   Less Management Fee Reduction - Note B ..................         (97,039)
                                                               -------------

                    Total Expenses .........................       4,115,545
                    --------------------------------------------------------
                    Less Expense Reduction -
                    Note B .................................          (1,324)
                    --------------------------------------------------------
                    Net Expenses ...........................       4,114,221
                    --------------------------------------------------------
                    Net Investment Income ..................      19,982,861
                    --------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments and
Financial Futures Contracts:
  Net realized gain on investments sold ....................         801,250
  Net realized gain on financial futures contracts .........         342,824
  Change in net unrealized appreciation/depreciation
   of investments ..........................................      24,394,915
  Change in net unrealized appreciation/depreciation
   of financial futures contracts ..........................        (464,063)
                                                               -------------
                    Net Realized and Unrealized
                    Gain on Investments and
                    Financial Futures Contracts ............      25,074,926
                    --------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ..............   $  45,057,787
                    ========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                                   SIX MONTHS ENDED
                                                                                                  YEAR ENDED       FEBRUARY 28, 1998
                                                                                                AUGUST 31, 1997       (UNAUDITED)
                                                                                                ---------------     ---------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income ....................................................................    $    41,842,397     $    19,982,861
  Net realized gain (loss) on investments sold and financial
     futures contracts .....................................................................         (2,378,086)          1,144,074
  Change in net unrealized appreciation/depreciation of
     investments and financial futures contracts ...........................................         26,195,799          23,930,852
                                                                                                ---------------     ---------------
   Net Increase in Net Assets Resulting from Operations ....................................         65,660,110          45,057,787
                                                                                                ---------------     ---------------
Distributions to Shareholders:
  Distributions from net investment income
   Class A - ($0.5859 and $0.2835 per share, respectively) .................................        (33,144,713)        (15,544,436)
   Class B - ($0.5073 and $0.2429 per share, respectively) .................................         (8,723,112)         (4,477,826)
                                                                                                ---------------     ---------------
     Total Distributions to Shareholders ...................................................        (41,867,825)        (20,022,262)
                                                                                                ---------------     ---------------
From Fund Share Transactions - Net:* .......................................................        128,973,479         (21,111,211)
                                                                                                ---------------     ---------------
Net Assets:
  Beginning of period ......................................................................        642,040,460         794,806,224
                                                                                                ---------------     ---------------
  End of period (including distributions in excess of net investment
     income of $169,244 and $208,645, respectively) ........................................    $   794,806,224     $   798,730,538
                                                                                                ===============     ===============

* Analysis of Fund Share Transactions:

                                                                                                        SIX MONTHS ENDED
                                                                           YEAR ENDED                  FEBRUARY 28, 1998
                                                                        AUGUST 31, 1997                    (UNAUDITED)
                                                                ------------------------------    ------------------------------
                                                                    SHARES          AMOUNT            SHARES           AMOUNT
                                                                -------------    -------------    -------------    -------------
CLASS A
   Shares sold ...............................................     45,295,498    $ 471,394,805        3,647,163    $  39,642,616
   Shares issued in reorganization - Note D ..................      3,663,041       38,514,684               --               --
   Shares issued to shareholders in
     reinvestment of distributions ...........................      2,401,808       25,169,422        1,050,371       11,405,169
                                                                -------------    -------------    -------------    -------------
                                                                   51,360,347      535,078,911        4,697,534       51,047,785
   Less shares repurchased ...................................    (50,443,895)    (525,552,293)      (5,344,562)     (58,024,358)
                                                                -------------    -------------    -------------    -------------
   Net increase (decrease) ...................................        916,452    $   9,526,618         (647,028)   $  (6,976,573)
                                                                =============    =============    =============    =============
CLASS B
   Shares sold ...............................................      1,491,837    $  15,614,797          748,296    $   8,145,654
   Shares issued in reorganization - Note D ..................     14,270,326      150,045,343               --               --
   Shares issued to shareholders in reinvestment
     of distributions ........................................        441,650        4,628,530          220,115        2,390,022
                                                                -------------    -------------    -------------    -------------
                                                                   16,203,813      170,288,670          968,411       10,535,676
   Less shares repurchased ...................................     (4,854,334)     (50,841,809)      (2,274,754)     (24,670,314)
                                                                -------------    -------------    -------------    -------------
   Net increase (decrease) ...................................     11,349,479    $ 119,446,861       (1,306,343)   $ (14,134,638)
                                                                =============    =============    =============    =============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last three periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                                        YEAR ENDED DECEMBER 31,
                                                                           ----------------------------------------------
                                                                             1992         1993       1994(1)        1995
                                                                           --------     --------     --------     --------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period .................................   $  10.24     $  10.47     $  10.96     $   9.39
                                                                           --------     --------     --------     --------
  Net Investment Income ................................................       0.67         0.62         0.58         0.57(2)
  Net Realized and Unrealized Gain (Loss) on Investments ...............       0.42         0.93        (1.58)        1.28
                                                                           --------     --------     --------     --------
   Total from Investment Operations ....................................       1.09         1.55        (1.00)        1.85
                                                                           --------     --------     --------     --------
  Less Distributions:
  Dividends from Net Investment Income .................................      (0.68)       (0.62)       (0.57)       (0.57)
  Distributions from Net Realized Gains on Investments Sold ............      (0.18)       (0.44)          --           --
                                                                           --------     --------     --------     --------
   Total Distributions .................................................      (0.86)       (1.06)       (0.57)       (0.57)
                                                                           --------     --------     --------     --------
  Net Asset Value, End of Period .......................................   $  10.47     $  10.96     $   9.39     $  10.67
                                                                           ========     ========     ========     ========
  Total Investment Return at Net Asset Value (3)  ......................      10.97%       15.15%       (9.28%)      20.20%
  Total Adjusted Investment Return at Net Asset Value (3,5) ............      10.67%       14.98%       (9.39%)      20.08%

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) .............................   $ 99,523     $136,521     $114,539     $118,797
  Ratio of Expenses to Average Net Assets ..............................       0.66%        0.78%        0.85%        0.85%
  Ratio of Adjusted Expenses to Average Net Assets (6) .................       0.96%        0.95%        0.96%        0.97%
  Ratio of Net Investment Income to Average Net Assets .................       6.46%        5.57%        5.72%        5.67%
  Ratio of Adjusted Net Investment Income to Average Net Assets (6) ....       6.16%        5.40%        5.61%        5.55%
  Portfolio Turnover Rate ..............................................         79%         116%         107%         113%
  Fee Reduction Per Share ..............................................   $   0.03     $   0.02     $   0.01     $   0.01(2)


                                                                          PERIOD FROM                             SIX MONTHS ENDED
                                                                       JANUARY 1, 1996 TO      YEAR ENDED         FEBRUARY 28, 1998
                                                                       AUGUST 31, 1996(8)    AUGUST 31, 1997         (UNAUDITED)
                                                                       -----------------     ---------------      -----------------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period ...............................      $  10.67            $  10.27              $  10.63
                                                                            --------            --------              --------
  Net Investment Income ..............................................          0.40                0.59                  0.28(2)
  Net Realized and Unrealized Gain (Loss) on Investments .............         (0.41)               0.36                  0.34
                                                                            --------            --------              --------
   Total from Investment Operations ..................................         (0.01)               0.95                  0.62
                                                                            --------            --------              --------
  Less Distributions:
  Dividends from Net Investment Income ...............................         (0.39)              (0.59)                (0.28)
  Distributions from Net Realized Gains on Investments Sold ..........            --                  --                    --
                                                                            --------            --------              --------
   Total Distributions ...............................................         (0.39)              (0.59)                (0.28)
                                                                            --------            --------              --------
  Net Asset Value, End of Period .....................................      $  10.27            $  10.63              $  10.97
                                                                            ========            ========              ========
  Total Investment Return at Net Asset Value (3)  ....................         (0.01%)(4)           9.44%                 5.81%(4)
  Total Adjusted Investment Return at Net Asset Value (3,5) ..........         (0.09%)(4)           9.38%                 5.80%(4)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ...........................      $560,863            $590,185              $601,910
  Ratio of Expenses to Average Net Assets ............................          0.85%(7)            0.85%                 0.85%(7)
  Ratio of Adjusted Expenses to Average Net Assets (6) ...............          0.98%(7)            0.91%                 0.87%(7)
  Ratio of Net Investment Income to Average Net Assets ...............          5.75%(7)            5.61%                 5.24%(7)
  Ratio of Adjusted Net Investment Income to Average Net Assets (6) ..          5.62%(7)            5.55%                 5.22%(7)
  Portfolio Turnover Rate ............................................           116%(9)              46%(9)                16%
  Fee Reduction Per Share ............................................      $   0.01(2)         $   0.01              $   0.00(2,10)

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------
                                                             1992        1993    1994(1)     1995
                                                           -------     -------   -------    -------
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period ..................  $ 10.24     $ 10.47   $ 10.96    $  9.38
                                                           -------     -------   -------    -------
  Net Investment Income .................................     0.59(2)     0.54      0.50       0.50(2)
  Net Realized and Unrealized Gain (Loss) on
     Investments ........................................     0.42        0.93     (1.58)      1.28
                                                           -------     -------   -------    -------
   Total from Investment Operations .....................     1.01        1.47     (1.08)      1.78
                                                           -------     -------   -------    -------
  Less Distributions:
  Dividends from Net Investment Income ..................    (0.60)      (0.54)    (0.50)     (0.49)
  Distributions from Net Realized Gains on
     Investments Sold ...................................    (0.18)      (0.44)       --         --
                                                           -------     -------   -------    -------
   Total Distributions ..................................    (0.78)      (0.98)    (0.50)     (0.49)
                                                           -------     -------   -------    -------
  Net Asset Value, End of Period ........................  $ 10.47     $ 10.96   $  9.38    $ 10.67
                                                           =======     =======   =======    =======
  Total Investment Return at Net Asset Value (3)  .......    10.15%      14.30%   (10.05%)    19.41%
  Total Adjusted Investment Return at Net Asset
     Value (3,5) ........................................     9.85%      14.13%   (10.16%)    19.29%
Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ..............  $18,272     $56,384   $70,243    $76,824
  Ratio of Expenses to Average Net Assets ...............     1.43%       1.53%     1.60%      1.60%
  Ratio of Adjusted Expenses to Average Net Assets (6) ..     1.73%       1.70%     1.71%      1.72%
  Ratio of Net Investment Income to Average Net Assets ..     5.57%       4.66%     4.97%      4.90%
  Ratio of Adjusted Net Investment Income to Average
     Net Assets (6) .....................................     5.27%       4.49%     4.86%      4.78%
  Portfolio Turnover Rate ...............................       79%        116%      107%       113%
  Fee Reduction per Share ...............................  $  0.03(2)  $  0.02   $  0.01    $  0.01(2)


                                                              PERIOD FROM                           SIX  MONTHS ENDED
                                                           JANUARY 1, 1996 TO       YEAR ENDED      FEBRUARY 28, 1998
                                                           AUGUST 31, 1996(8)     AUGUST 31, 1997      (UNAUDITED)
                                                           ------------------     ---------------   -----------------
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period ..................        $ 10.67             $  10.27            $  10.63
                                                                 -------             --------            --------
  Net Investment Income .................................           0.34                 0.51                0.24(2)
  Net Realized and Unrealized Gain (Loss) on
     Investments ........................................          (0.40)                0.36                0.34
                                                                 -------             --------            --------
   Total from Investment Operations .....................          (0.06)                0.87                0.58
                                                                 -------             --------            --------
  Less Distributions:
  Dividends from Net Investment Income ..................          (0.34)               (0.51)              (0.24)
  Distributions from Net Realized Gains on
     Investments Sold ...................................             --                   --                  --
                                                                 -------             --------            --------
   Total Distributions ..................................          (0.34)               (0.51)              (0.24)
                                                                 -------             --------            --------
  Net Asset Value, End of Period ........................        $ 10.27             $  10.63            $  10.97
                                                                 =======             ========            ========
  Total Investment Return at Net Asset Value (3)  .......          (0.51%)(4)            8.63%               5.42%(4)
  Total Adjusted Investment Return at Net Asset
     Value (3,5) ........................................          (0.59%)(4)            8.57%               5.41%(4)
Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ..............        $81,177             $204,621            $196,820
  Ratio of Expenses to Average Net Assets ...............           1.60%(7)             1.60%               1.60%(7)
  Ratio of Adjusted Expenses to Average Net Assets (6) ..           1.73%(7)             1.66%               1.62%(7)
  Ratio of Net Investment Income to Average Net Assets ..           4.91%(7)             4.85%               4.48%(7)
  Ratio of Adjusted Net Investment Income to Average
     Net Assets (6) .....................................           4.78%(7)             4.79%               4.46%(7)
  Portfolio Turnover Rate ...............................            116%(9)               46%(9)              16%
  Fee Reduction per Share ...............................        $  0.01(2)          $   0.01            $   0.00(2,10)

(1) On December 22, 1994 John Hancock Advisers, Inc. became the investment adviser of the fund.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Unreimbursed, without fee reduction.
(7) Annualized.
(8) Effective August 31, 1996, the fiscal period changed from December 31 to August 31.
(9) Portfolio turnover excludes merger activity.
(10) Less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

Schedule of Investments
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Tax-Free Bond Fund on February 28, 1998. It has one main category: tax-exempt long-term bonds. The tax-exempt long-term bonds are broken down by state. Under each state is a list of the securities owned by the Fund.

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

TAX-EXEMPT LONG-TERM BONDS
Alabama (2.05%)
  Alabama State Docks Department,
    Docks Facil Rev Ref Ser 1998** .........................       5.250%   10-01-12     AAA      $4,245     $4,361,483    5.11%
    Docks Facil Rev Ref Ser 1998** .........................       5.375    10-01-15     AAA       3,835      3,928,574    5.25
  Citronelle Industrial Development Board,
    Poll Control Rev Stauffer Chemical Co Proj 1982 ........       8.000    12-01-12     A1          500        544,770    7.34
  Mobile Industrial Development Board,
    Solid Waste Disp Rev Ref Mobile Energy Serv
      Co Proj 1995 .........................................       6.950    01-01-20     BBB-      6,750      7,583,963    6.19
                                                                                                            -----------
                                                                                                             16,418,790
                                                                                                            -----------
Alaska (0.38%)
  Alaska Housing Finance Corp,
    Coll Home Mtg Ser B-1 GNMA Coll ........................       7.650    06-01-24     AAA       1,780      1,904,600    7.15
  Valdez Alaska Marine Terminal,
    Rev Ref Sohio Pipe Line Co Proj Ser 1985 ...............       7.125    12-01-25     AA        1,000      1,122,240    6.35
                                                                                                            -----------
                                                                                                              3,026,840
                                                                                                            -----------
Arizona (2.63%)
  Arizona Health Facilities Auth,
    Hosp Sys Rev Ref Phoenix Memorial Hosp Proj ............       8.200    06-01-21     BBB       2,150      2,365,559    7.45
  Arizona Municipal Financing Program,
    Cert of Part Ser 25 ....................................       7.875    08-01-14     AAA       1,000      1,341,170    5.87
  Chandler, City of,
    GO Cap Apprec Ref ......................................        Zero    07-01-07     AAA       5,700      3,750,486    4.53
  Coconino County Pollution Control Corp,
    Poll Control Rev 1997 Ser B Tucson Elec Pwr Co
      Navajo Proj ..........................................       7.000    10-01-32     B         2,000      2,291,920    6.11
  Maricopa County Pollution Control Corp,
    Poll Control Rev Ref Ser A Public Service Co
      Palo Verde Proj ......................................       6.375    08-15-23     BB+       8,550      9,109,598    5.98
  Navajo County Industrial Development Auth,
    Ind'l Devel Rev Stone Container Corp Proj ..............       7.200    06-01-27     B         1,000      1,123,170    6.41
  Pima, County of,
    Swr Rev Ref Ser 1991 PreRef ............................       6.750    07-01-15     AAA         460        503,383    6.17
    Swr Rev Ref Ser 1991 Unref Bal .........................       6.750    07-01-15     AAA         540        583,697    6.24
                                                                                                            -----------
                                                                                                             21,068,983
                                                                                                            -----------
Arkansas (0.33%)
  Arkansas Development Finance Auth,
    Single Family Mtg Rev Ref Ser 1991 A ...................       8.000    08-15-11     AA          440        472,331    7.45

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

Arkansas (continued)
  Jefferson, County of,
    Poll Control Rev Ref Entergy Arkansas Proj .............      5.600%    10-01-17     BBB-      $2,150      $2,167,114   5.56%
                                                                                                             ------------
                                                                                                                2,639,445
                                                                                                             ------------
California (15.30%)
  California Housing Finance Agency,
    Single Family Mtg Ser 1998C-4-Class I** ................      4.950     08-01-05     AAA        2,765       2,824,254   4.85
  California State Department of Water Resources,
    Wtr Sys Rev Ser T Central Valley Proj** ................      5.000     12-01-11     AA         2,000       2,058,880   4.86
  California Statewide Community Development Auth,
    Rev Cert of Part Ref Ins'd Hlth Facil Eskaton Inc. .....      5.875     05-01-20     A+         4,000       4,147,560   5.67
  Central Valley Financing Auth,
    Cogeneration Proj Rev Carson Ice-Gen Proj Ser 1993 .....      6.200     07-01-20     BBB-       7,000       7,422,240   5.85
  Foothill/Eastern Transportation Corridor Agency,
    Toll Rd Rev Fixed Rate Cap Apprec Ser 1995A ............       Zero     01-01-19     BBB-      36,600      11,883,654   5.47
    Toll Rd Rev Fixed Rate Cap Apprec Ser 1995A ............       Zero     01-01-20     BBB-      10,000       3,069,800   5.48
    Toll Rd Rev Fixed Rate Current Int Ser 1995A ...........      6.000     01-01-16     BBB-      20,500      21,972,720   5.60
  Madera, County of,
    Cert of Part Valley Children's Hosp Proj ...............      6.500     03-15-15     AAA       13,185      15,671,691   5.47
  Millbrae, City of,
    Residential Facil Rev Ser 1997A Magnolia of
      Millbrae Proj ........................................      7.375     09-01-27     BB         1,000       1,031,330   7.15
  Sacramento Cogeneration Auth,
    Cogeneration Proj Rev Procter & Gamble  Proj ...........      6.500     07-01-21     BBB-       3,750       4,100,400   5.94
  Sacramento Municipal Utilities District,
    Ind'l Devel Rev Ref San Diego Gas & Electric
      Ser C Inflos .........................................      8.970#    08-15-18     AAA        1,000       1,178,750   7.22
  San Bernardino, County of,
    Cert of Part Ser 1994 Medical Center Fin Proj ..........      5.500     08-01-17     A-         9,130       9,450,737   5.31
    Cert of Part Ser 1994 Medical Center Fin Proj ..........      5.500     08-01-22     A-         2,500       2,547,250   5.40
  San Diego County Water Auth,
    Water Rev Cert of Part Ref Ser 1997A ...................      5.750     05-01-12     AA-        4,610       5,096,447   5.20
  San Francisco, City of,
    Resid Facil Ser A Coventry Park Proj ...................      8.500     12-01-26     BB         2,000       2,239,700   7.59
  San Joaquin Hills Transportation Corridor Agency,
    Toll Rd Rev Jr Lien Cap Apprec .........................       Zero     01-01-10     AAA        6,250       3,588,375   4.74
    Toll Rd Rev Ref Conv Cap Apprec Ser 1997A ..............       Zero     01-15-17     BBB-      10,000       6,696,700   2.14
    Toll Rd Rev Sr Lien Cap Apprec .........................       Zero     01-01-19     AAA       15,510       5,363,203   5.16
    Toll Rd Rev Sr Lien Cap Apprec .........................       Zero     01-01-14     AAA        5,000       2,289,900   4.99
    Toll Rd Rev Sr Lien Cap Apprec .........................       Zero     01-01-17     AAA        4,900       1,896,888   5.10
    Toll Rd Rev Sr Lien Cap Apprec .........................       Zero     01-01-20     AAA        2,000         657,220   5.16
    Toll Rd Rev Sr Lien Cap Apprec .........................       Zero     01-01-23     AAA        7,500       2,115,300   5.16
  San Jose Financing Auth,
    Rev Ser B Community Facil Proj .........................      5.625     11-15-18     A+         2,500       2,567,925   5.48
  Santa Ana Financing Auth,
    Lease Rev Police Admin & Holding Facil Ser A ...........      6.250     07-01-19     AAA        2,000       2,321,820   5.38
                                                                                                             ------------
                                                                                                              122,192,744
                                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

Colorado (2.52%)
  Arapahoe County Capital Improvement Trust Fund,
    Highway Rev Current Ser E-470 ..........................      6.950%    08-31-20     AAA       $5,000      $5,960,100   5.83%
  Colorado Housing Finance Auth,
    Single Family Prog Sr Iss A-2 ..........................      7.625     08-01-17     AA+          665         694,526   7.30
    Single Family Residential Rev Ser C ....................      8.750     09-01-17     AA1          270         275,883   8.56
  Denver, City and County of,
    Airport Sys Rev Ser 1992A Preref .......................      7.250     11-15-25     AAA        1,980       2,272,941   6.32
    Airport Sys Rev Ser 1992A Unref Bal ....................      7.250     11-15-25     AAA        5,020       5,762,709   6.32
    Airport Sys Rev Ser 1994A Preref .......................      7.500     11-15-23     BBB          535         641,946   6.25
    Airport Sys Rev Ser 1994A Unref Bal ....................      7.500     11-15-23     BBB        2,565       2,955,624   6.51
  Douglas County School District No. Re. 1,
    Douglas and Elbert Counties Imp Ser 1994A ..............      6.400     12-15-11     AAA        1,400       1,590,106   5.63
                                                                                                             ------------
                                                                                                               20,153,835
                                                                                                             ------------
Connecticut (0.13%)
  Connecticut Health and Educational Facilities Auth,
    Rev Ser D Univ of Hartford .............................      6.800     07-01-22     BBB-       1,000       1,067,740   6.37
                                                                                                             ------------
Delaware (0.90%)
  Delaware State Economic Development Auth,
    Rev Ref Poll Control Ser B Delmarva Pwr Proj ...........      6.750     05-01-19     AAA        6,500       7,158,775   6.13
                                                                                                             ------------
Florida (4.17%)
  Citrus, County of,
    Poll Control Ref Rev Ser 1992A Florida
      Pwr Corp Crystal Rvr Pwr Plant Proj ..................      6.625     01-01-27     A+         1,250       1,359,625   6.09
  Dade, County of,
    Professional Sports Franchise Facil Tax Rev Cap Apprec .       Zero     10-01-27     AAA        5,500       1,197,240   5.22
  Hernando County Industrial Development Auth,
    Rev Ref 2nd Fla Crushed Stone Co. ......................      8.500     12-01-14     BBB-         200         228,890   7.43
  Hernando, County of,
    Rev Criminal Justice Complex Fin Proj ..................      7.650     07-01-16     AAA          500         657,345   5.82
  Hillsborough County Aviation Auth,
    Rev Ser B Tampa International Airport ..................      6.000     10-01-17     AAA        5,880       6,600,947   5.34
  Hillsborough, County of,
    Ref Util Rev Ser 1991A .................................      7.000     08-01-14     BBB+       1,245       1,352,556   6.44
  Jacksonville Electric Auth,
    Elec Sys Rev Ser 3-A ...................................      5.250     10-01-28     AA         9,000       8,972,370   5.27
  Lee, County of,
    Hosp Board of Directors Hosp Rev Inflos ................      9.418#    04-01-20     AAA        2,000       2,375,000   7.93
  Orange County Health Facilities Auth,
    Hosp Orlando Regional Medical Center Rev Inflos ........      8.857#    10-29-21     AAA        1,000       1,201,250   7.37
  Orange County School Board,
    Cert of Part Ref Ser 1997A .............................       Zero     08-01-13     AAA       10,365       4,896,737   4.92
  Orlando Utilities Commission,
    Wtr & Elec Sub Rev Ser 1989D ...........................      6.750     10-01-17     AA-        2,200       2,689,830   5.52

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

Florida (continued)
  Tampa, City of,
    Health Sys Rev Ref Ser 1998A-1
      Catholic Health East Oblig Group .....................      5.500%    11-15-14     AAA       $1,615      $1,739,953   5.11%
                                                                                                             ------------
                                                                                                               33,271,743
                                                                                                             ------------
Georgia (5.38%)
  Georgia Municipal Electric Auth,
    Power Rev Ser Y ........................................      6.500     01-01-17     AAA        3,500       4,128,565   5.51
    Pwr Rev Ref Ser BB .....................................      5.700     01-01-19     A          1,000       1,057,840   5.39
    Pwr Rev Ser C ..........................................      5.700     01-01-19     AAA        5,000       5,408,850   5.27
    Pwr Rev Ser EE .........................................      7.250     01-01-24     AAA        2,000       2,615,960   5.54
    Pwr Rev Ser Z ..........................................      5.500     01-01-20     AAA        5,840       6,176,910   5.20
  Georgia, State of,
    GO Fiscal 1997 Ser A ...................................      6.000     04-01-15     AAA       16,000      18,140,640   5.29
  Monroe County Development Auth,
    Poll Control Rev Ser A Oglethorpe Pwr Corp
      Scherer Proj .........................................      6.800     01-01-12     A          1,000       1,178,640   5.77
  Savannah Hospital Auth,
    Rev Ref & Imp Candler Hosp Proj ........................      7.000     01-01-23     BB         4,000       4,299,800   6.51
                                                                                                             ------------
                                                                                                               43,007,205
                                                                                                             ------------
Illinois (3.12%)
  Chicago, City of,
    Chicago-O'Hare Int'l Airport Gen Airport Rev
      1990 Ser A ...........................................      7.500     01-01-16     A+         2,000       2,147,660   6.98
    Chicago-O'Hare Int'l Airport Int'l Terminal Spec
      Rev Ser 1992 .........................................      6.750     01-01-12     AAA        3,000       3,263,940   6.20
    Chicago-O'Hare Int'l Airport Spec Facil Rev
      Ser 1990A American Airlines Proj .....................      7.875     11-01-25     BBB-       3,000       3,292,110   7.18
    Skyway Toll Bridge Rev Ref Ser 1994 ....................      6.750     01-01-17     AAA        2,000       2,289,740   5.90
  Illinois Development Finance Auth,
    Poll Control Rev Ref Commonwealth Edison Co Proj .......      5.850     01-15-14     BBB        3,000       3,161,580   5.55
    Rev Ref Ser A Columbus Cuneo Cabrini Proj ..............      8.500     02-01-15     BAA2       2,150       2,369,644   7.71
  Illinois Health Facilities Auth,
    Rev Methodist Hlth Serv Corp Ser 1991 B ................      9.687#    05-01-21     AAA        1,000       1,181,250   8.21
    Rev Ref Friendship Vlg Schamburg .......................      6.750     12-01-08     A-         1,640       1,746,895   6.34
    Rev Ref Ser 1992 Mercy Hosp & Medical Center Proj ......      7.000     01-01-07     A-         1,500       1,632,840   6.43
    Rev Swedish-American Hosp ..............................      7.400     04-01-20     AAA          750         815,460   6.81
  Illinois Industrial Pollution Control Financing Auth,
    Rev Great Lakes Carbon Corp Proj .......................      7.125     10-01-01     BB-          900         902,457   7.11
  Robbins, County of,
    Res Recovery Rev Ser A Robbins Res Recovery
      Partners .............................................      8.375     10-15-16     BB         2,000       2,130,900   7.86
                                                                                                             ------------
                                                                                                               24,934,476
                                                                                                             ------------
Indiana (0.28%)
  Wabash, County of,
    Solid Waste Disp Rev Jefferson Smurfit Corp Proj .......      7.500     06-01-26     BB         2,000       2,232,740   6.72
                                                                                                             ------------
Kansas (0.17%)
  Kansas Turnpike Auth,
    Turnpike Rev Ref** .....................................      5.500     09-01-07     AAA        1,250       1,342,775   5.12
                                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

Kentucky (0.82%)
  Kenton County Airport Board,
    Rev Spec Facil Delta Airlines Proj Ser 1992A ...........      6.750%    02-01-02     BBB-      $2,000      $2,150,960   6.28%
    Rev Spec Facil Delta Airlines Proj Ser 1992A ...........      7.500     02-01-12     BBB-       2,000       2,235,020   6.71
    Rev Spec Facil Delta Airlines Proj Ser 1992A ...........      7.125     02-01-21     BBB-       2,000       2,196,260   6.49
                                                                                                             ------------
                                                                                                                6,582,240
                                                                                                             ------------
Louisiana (1.82%)
  Calcasieu Parish Industrial Development Board,
    Poll Control Rev Ref Ser 1992 Gulf States Util
      Co Proj ..............................................      6.750     10-01-12     BB+        2,975       3,197,024   6.28
  De Soto, Parish of,
    Rev Environ Imp Rev Int'l Paper Co Proj Ser A ..........      7.700     11-01-18     A-         2,750       3,243,103   6.53
  Louisiana Public Facilities Auth,
    Rev Ser B Alton Ochsner Medical Funding Proj ...........      6.500     05-15-22     AAA        3,405       3,713,187   5.96
  St. Charles, Parish of,
    Poll Control Rev Ser 1991 Louisiana Pwr & Light
      Co Proj ..............................................      7.500     06-01-21     BBB        4,000       4,392,080   6.83
                                                                                                             ------------
                                                                                                               14,545,394
                                                                                                             ------------
Maryland (1.56%)
  Baltimore, County of,
    GO Ref Pension Funding Proj** ..........................      5.125     08-01-13     AAA        7,535       7,761,879   4.98
    GO Ref Pension Funding Proj** ..........................      5.125     08-01-14     AAA        3,140       3,222,676   4.99
  Maryland Health & Higher Educational Facilities Auth,
    Rev Ref John Hopkins Univ** ............................      5.125     07-01-20     AA-        1,500       1,490,790   5.16
                                                                                                             ------------
                                                                                                               12,475,345
                                                                                                             ------------
Massachusetts (5.89%)
  Massachusetts Bay Transportation Auth,
    Gen Trans Sys 1990 Ser B ...............................      7.875     03-01-21     AAA        2,000       2,251,280   7.00
  Massachusetts Health and Educational Facilities Auth,
    Rev Brigham & Women's Hosp Iss Ser D ...................      6.750     07-01-24     AAA        2,450       2,697,646   6.13
    Rev Lowell Gen Hosp Iss Ser A ..........................      8.400     06-01-11     A3         1,100       1,261,084   7.33
    Rev New England Deaconess Hosp Iss Ser D ...............      6.625     04-01-12     AAA        3,500       3,886,295   5.97
    Rev New England Deaconess Hosp Iss Ser D ...............      6.875     04-01-22     AAA        7,960       8,909,628   6.14
    Rev St. Elizabeth's Hosp of Boston Ser E ...............      9.920#    08-15-21     AAA        1,000       1,180,000   8.41
    Rev Worcester Polytechnic Institute Ser E ..............      6.750     09-01-11     AAA        3,840       4,310,707   6.01
  Massachusetts Housing Finance Agency,
    Hsg Rev Insured Rental Ser A ...........................      6.650     07-01-19     AAA        5,500       5,834,015   6.27
    Residential Dev 1992 Ser A .............................      6.900     11-15-24     AAA        2,700       2,938,599   6.34
    Single Family Hsg Ser 8 ................................      7.700     06-01-17     A+         2,500       2,572,775   7.48
  Massachusetts Municipal Wholesale Electric Co,
    Pwr Supply Sys Rev 1992 Ser B A Pub Corp of the
      Commonwealth of Mass .................................      6.750     07-01-17     BBB+       4,405       4,782,420   6.22
  Massachusetts State Water Pollution Abatement Trust,
    Wtr Poll Rev 1994 South Essex Swr District Loan
      Proj Ser A ...........................................      6.375     02-01-15     AA+        1,000       1,097,650   5.81
  Massachusetts, Commonwealth of,
    GO Consol Ln of 1994 Ser B .............................      6.000     08-01-14     AA-        2,000       2,223,120   5.40
  Plymouth, County of,
    Cert of Part Ser A .....................................      7.000     04-01-22     AA-        2,750       3,091,825   6.23
                                                                                                             ------------
                                                                                                               47,037,044
                                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

Michigan (1.82%)
  Detroit, City of,
    GO Unltd Ser 1995 A ....................................      6.800%    04-01-15     BBB+      $1,315      $1,525,242   5.86%
  Michigan Housing Development Auth,
    Single Family Mtg Rev Ser A ............................      7.500     06-01-15     AA+        1,415       1,481,378   7.16
  Michigan State Hospital Finance Auth,
    Hosp Rev Ref Ser 1990A Bay Medical Center Hosp Proj ....      8.250     07-01-12     A3         2,250       2,493,135   7.45
    Hosp Rev Ref Ser 1995A Genesys Hlth Sys Oblig Group ....      8.100     10-01-13     BBB        3,000       3,566,970   6.81
  Wayne Charter, County of,
    Spec Airport Facil Rev Ref Ser 1995 Northwest
      Airlines Inc. ........................................      6.750     12-01-15     BB+        4,985       5,490,180   6.13
                                                                                                             ------------
                                                                                                               14,556,905
                                                                                                             ------------
Minnesota (0.56%)
  Minnesota Housing Finance Agency,
    Single Family Mtg 1990 Ser C ...........................      7.700     07-01-14     AA+          230         241,847   7.32
  Southern Minnesota Municipal Power Agency,
    Pwr Supply Sys Rev Cap Apprec Ser A ....................       Zero     01-01-23     AAA       15,000       4,200,000   5.19
                                                                                                             ------------
                                                                                                                4,441,847
                                                                                                             ------------
Mississippi (0.99%)
  Mississippi Home Corp,
    Single Family Sr Rev Ref Ser 1990A .....................      9.250     03-01-12     AAA           80          85,526   8.65
  Mississippi Hospital Equipment and Facilities Auth,
    Rev Ser A Rush Memorial Foundation Proj ................      8.750     01-01-16     BAA3       2,000       2,282,180   7.67
  Washington, County of,
    Poll Control Rev Ref Mississippi Pwr & Light Co Proj ...      7.000     04-01-22     BAA3       5,000       5,522,000   6.34
                                                                                                             ------------
                                                                                                                7,889,706
                                                                                                             ------------
Nebraska (0.17%)
  Omaha Public Power District,
    Elec Sys Rev 1992 Ser B ................................      6.200     02-01-17     AA2        1,200       1,341,384   5.55
                                                                                                             ------------
Nevada (1.56%)
  Clark, County of,
    Ind'l Development Rev Ser A Southwest Gas Corp Proj ....      6.500     12-01-33     BBB-      10,000      10,768,600   6.04
  Nevada Housing Division,
    Single Family Proj Sr Rev Ser 1989 Iss A-1 .............      7.350     04-01-16     AA           820         847,429   7.11
    Single Family Proj Sr Rev Ser 1990 Iss C-1 .............      7.850     10-01-15     AA           315         331,027   7.47
  Nevada, State of,
    GO Ltd Tax Municipal Bond Bank Proj No. 38 Ser A
      Unref Bal ............................................      6.750     07-01-09     AA            25          27,547   6.13
  Reno, City of,
    Hosp Rev St. Mary's Regional Medical Center Ser A
      Unref Bal ............................................      7.750     07-01-07     AAA          480         495,950   7.50
                                                                                                             ------------
                                                                                                               12,470,553
                                                                                                             ------------
New Jersey (1.70%)
  Camden County Improvement Auth,
    Lease Rev Ser A Holt Hauling & Warehousing Proj ........      9.875     01-01-21     BB+        1,100       1,336,742   8.13

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

New Jersey (continued)
  New Jersey Economic Development Auth,
    1st Mtg Rev Ser A Winchester Gardens ...................      8.500%    11-01-16     BB+         $100        $110,442   7.70%
    Rev Ref Ind'l Development Newark Airport Marriott
      Hotel Proj ...........................................      7.000     10-01-14     BBB-       4,000       4,414,120   6.34
    Rev Ref Ser J Holt Hauling Proj ........................      8.500     11-01-23     BBB        2,500       2,884,650   7.37
  New Jersey Health Care Facilities Financing Auth,
    Rev Care Institute Inc Cherry Hill Proj ................      8.000     07-01-27     BB+        1,370       1,510,863   7.25
    Rev Ref Ser 1998B Kennedy Hlth Sys Oblig Group** .......      5.250     07-01-15     AAA          700         712,859   5.16
  New Jersey Turnpike Auth,
    Turnpike Rev Ser 1984 ..................................     10.375     01-01-03     AAA        1,360       1,593,811   8.85
  Union County Utilities Auth,
    Rev Solid Waste Ser A ..................................      7.150     06-15-09     BB         1,000       1,001,650   7.14
                                                                                                             ------------
                                                                                                               13,565,137
                                                                                                             ------------
New Mexico (0.29%)
  Farmington, City of,
    Poll Control Rev 1997 Ser A Tucson Elec Pwr Co
      San Juan Proj ........................................      6.950     10-01-20     B          2,000       2,284,440   6.08
                                                                                                             ------------
New York (13.65%)
  Islip Community Development Agency,
    Community Dev Rev Ref NY Institute of Technology Proj ..      7.500     03-01-26     BB-        2,500       2,771,950   6.76
  New York City Industrial Development Agency,
    Solid Waste Disposal Rev 1995 Visy Paper NY Inc Proj ...      7.950     01-01-28     BB         2,000       2,307,240   6.89
  New York City Municipal Water Finance Auth,
    Wtr & Swr Sys Rev Ref Cap Apprec Fiscal 1998 Ser D .....       Zero     06-15-19     A-         5,000       1,661,450   5.24
  New York Local Government Assistance Corp,
    Rev Ref Cap Apprec Ser 1993 C ..........................       Zero     04-01-14     AAA        7,210       3,282,136   4.95
    Rev Ser 1991C ..........................................      7.000     04-01-10     A+         2,000       2,208,300   6.34
    Ser 1992 A Pub Benefit Corp. ...........................      6.875     04-01-19     A+        10,700      12,011,071   6.12
  New York State Dormitory Auth,
    City Univ Ref Iss 1988B ................................      8.125     07-01-08     BBB+       1,000       1,034,140   7.86
    City Univ Sys Consol Rev 2nd Generation Ser 1993A ......      5.750     07-01-09     BBB+       1,000       1,090,520   5.27
    Cornell Univ Rev Ser 1990A .............................      7.375     07-01-30     AA         1,000       1,089,900   6.77
    State Univ Ed Facil Rev Iss Ser 1990B ..................      7.500     05-15-11     A-           500         619,785   6.05
    State Univ Ed Facil Rev Ser 1990B ......................      7.000     05-15-16     A-         5,000       5,375,300   6.51
    State Univ Ed Facil Rev Ser 1993A ......................      5.500     05-15-19     A-         1,000       1,058,090   5.20
  New York State Energy Research and Development Auth,
    Elec Facil Rev Ser 1990 A Long Island Lighting Co Proj .      7.150     06-01-20     BB+        5,250       5,723,602   6.56
    Elec Facil Rev Ser 1991 A Consol Edison Co of NY
      Inc Proj .............................................      7.500     01-01-26     A+         2,000       2,124,040   7.06
  New York State Environmental Facilities Corp,
    State Wtr Poll Control Rev Rites Ser PA-174 ............     12.170#    06-15-11     AAA        2,000       2,787,500   8.73
    State Wtr Poll Control Revolving Fund Rev Ser 1990A ....      7.500     06-15-12     A          4,370       4,782,309   6.85
  New York State Housing Finance Agency,
    State Univ Construction Ref 1986 Ser A .................      8.000     05-01-11     AAA        2,000       2,573,620   6.22
  New York State Medical Care Facilities Finance Agency,
    Mental Hlth Serv Facil Imp Rev 1990 Ser B Preref .......      7.875     08-15-08     AAA          345         383,391   7.09
    Mental Hlth Serv Facil Imp Rev 1990 Ser B Preref .......      7.875     08-15-20     AAA          371         412,285   7.09
    Mental Hlth Serv Facil Imp Rev 1990 Ser B Unref Bal ....      7.875     08-15-08     A-           155         170,779   7.15
    Mental Hlth Serv Facil Imp Rev 1990 Ser B Unref Bal ....      7.875     08-15-20     A-            84          92,907   7.12

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

New York (continued)
  New York State Medical Care Facilities Finance Agency (continued)
    Mental Hlth Serv Facil Imp Rev 1991 Ser A Preref .......      7.750%    08-15-11     AAA       $1,795      $2,012,357   6.91%
    Mental Hlth Serv Facil Imp Rev 1991 Ser A Unref Bal ....      7.750     08-15-11     A-           205         227,382   6.99
  New York State Metropolitan Transportation Auth,
    Commuter Facil Rev Ref Serv Contract Ser R** ...........      5.500     07-01-12     BBB+       2,380       2,471,963   5.30
  New York, City of,
    GO Cap Apprec Ref Fiscal 1998 Ser G ....................       Zero     08-01-08     BBB+       6,000       3,653,580   4.81
    GO Fiscal 1991 Ser D Preref ............................      8.000     08-01-04     BBB+         165         188,098   7.02
    GO Fiscal 1991 Ser D Unref Bal .........................      8.000     08-01-04     BBB+          30          33,716   7.12
    GO Fiscal 1991 Ser F Preref ............................      8.200     11-15-03     AAA        1,050       1,214,399   7.09
    GO Fiscal 1991 Ser F Unref Bal .........................      8.200     11-15-03     BBB+         200         227,810   7.20
    GO Fiscal 1992 Ser A Preref ............................      7.750     08-15-12     BBB+       1,880       2,130,642   6.84
    GO Fiscal 1992 Ser A Unref Bal .........................      7.750     08-15-12     BBB+         120         134,052   6.94
    GO Fiscal 1992 Ser D Preref ............................      7.700     02-01-09     BBB+         920       1,052,195   6.73
    GO Fiscal 1992 Ser D Unref Bal .........................      7.700     02-01-09     BBB+          80          90,034   6.84
    GO Fiscal 1992 Ser H Preref ............................      7.000     02-01-08     BBB+       1,760       1,963,826   6.27
    GO Fiscal 1992 Ser H Unref Bal .........................      7.000     02-01-08     BBB+         240         264,120   6.36
    GO Fiscal 1995 Ser B Preref ............................      7.000     08-15-16     BBB+       1,240       1,443,521   6.01
    GO Fiscal 1995 Ser B Unref Bal .........................      7.000     08-15-16     BBB+       1,760       2,032,659   6.06
    GO Fiscal 1996 Ser J ...................................      5.500     02-15-26     BBB+       4,000       4,033,480   5.45
    GO Fiscal 1998 Ref Ser G ...............................      5.000     08-01-15     BBB+       5,000       4,874,900   5.13
    GO Rev Ref Ad Valorem Property Tax Ser D ...............      5.750     08-15-13     BBB+       3,170       3,292,584   5.54
  Port Auth of New York and New Jersey,
    Spec Proj KIAC Partners Proj Ser 4 .....................      6.750     10-01-19     BBB       11,000      12,264,890   6.05
  Triborough Bridge & Tunnel Auth,
    Spec Oblig Ref Ser 1991B ...............................      6.875     01-01-15     A-         2,300       2,499,502   6.33
    Gen Purpose Rev Ser 1993 ...............................       Zero     01-01-22     AAA       20,755       6,260,746   5.09
    Gen Purpose Rev Ser R ..................................      7.375     01-01-16     AAA        1,600       1,722,640   6.85
    Gen Purpose Rev Ser X ..................................      6.500     01-01-19     A+         1,250       1,364,650   5.95
                                                                                                             ------------
                                                                                                              109,014,061
                                                                                                             ------------
North Carolina (1.61%)
  North Carolina Municipal Power Agency Number 1,
    Catawba Elec Rev Ser 1992 ..............................      5.750     01-01-15     AAA        7,410       7,671,721   5.55
    Catawba Elec Rev Ser 1993 ..............................      5.000     01-01-15     AAA        5,220       5,166,913   5.05
                                                                                                             ------------
                                                                                                               12,838,634
                                                                                                             ------------
Ohio (4.97%)
  Akron, County of,
    Cert of Part Municipal Baseball Stadium Proj ...........       Zero     12-01-16     BBB        1,000         882,020   0.67
  Cleveland Public Power System,
    Elec Sys Rev 1st Mtg Ser 1994A .........................      7.000     11-15-16     AAA        5,860       6,769,003   6.06
    Elec Sys Rev 1st Mtg Ser A .............................      7.000     11-15-24     AAA        6,200       7,280,164   5.96
  Coshocton, County of,
    Solid Waste Disp Rev Stone Container Corp Proj .........      7.875     08-01-13     BB         1,000       1,122,490   7.02

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

Ohio (continued)
  Cuyahoga, County of,
    Hosp Imp Rev Deaconess Hosp of Cleveland Proj Ser
      1985 B ...............................................      7.450%    10-01-18     A+          $750        $833,228   6.71%
    Hosp Rev Meridia Hlth Sys Ser 1991 .....................      7.000     08-15-23     AAA          750         833,415   6.30
  Dayton, City of,
    Spec Facil Rev Ref Ser A Emery Air Freight** ...........      5.625     02-01-18     BBB        5,500       5,607,250   5.52
  Franklin, County of,
    Hosp Facil Ref & Imp Rev Ser 1990B
      Riverside United Methodist Hosp Proj .................      7.600     05-15-20     AAA        1,000       1,095,890   6.94
  Lorain, County of,
    Rev 1st Mtg Ser A Kendal At Oberlin Proj ...............      8.625     02-01-22     BBB-       3,865       4,315,234   7.73
  Ohio State Air Quality Development Auth,
    Rev Adj Ser B Columbus & South Proj ....................      6.250     12-01-20     BAA2       4,500       4,744,170   5.93
  Ohio State Water Development Auth,
    Poll Control Facil Rev Ref Ser 1995 Cleveland Elec
      Co Proj ..............................................      7.700     08-01-25     BB+        2,800       3,238,508   6.66
  Ohio, State of,
    Solid Waste Rev Ref CSC Ltd Proj .......................      8.500     08-01-22     BB         1,825       1,933,040   8.02
  Student Loan Funding Corp,
    Sub Rev Ser B Cincinnati Ohio Student Loan .............      8.875     08-01-08     BBB-       1,000       1,052,930   8.43
                                                                                                             ------------
                                                                                                               39,707,342
                                                                                                             ------------
Oklahoma (0.27%)
  Tulsa Municipal Airport Trust, Trustees of,
    Rev Ser 1988 American Airlines Inc. ....................      7.375     12-01-20     BBB-       2,000       2,179,640   6.77
                                                                                                             ------------
Oregon (0.46%)
  Western Generation Agency,
    Rev 1994 Ser A Wauna Cogeneration Proj .................      7.125     01-01-21     BBB-       3,400       3,694,032   6.56
                                                                                                             ------------
Pennsylvania (7.81%)
  Allegheny County Hospital Development Auth,
    Rev Hlth & Ed Rehab Institute of Pitt ..................      7.000     06-01-22     BBB        1,500       1,687,935   6.22
  Allegheny County Industrial Development Auth,
    Rev Ref Ser 1994A Environmental Imp USX Corp Proj ......      6.700     12-01-20     BBB-      10,000      11,038,700   6.07
  Beaver County Industrial Development Auth,
    Coll Poll Control Rev Ref Ser 1995A Toledo Edison Co
      Beaver Valley Proj ...................................      7.750     05-01-20     BB+        2,200       2,559,502   6.66
  Delaware County Auth,
    1st Mtg Rev Riddle Village Proj ........................      7.000     06-01-26     BBB-       1,250       1,306,338   6.70
  Delaware County Industrial Development Auth,
    Poll Control Rev Ref 1991 Ser A Philadelphia Elec
      Co Proj ..............................................      7.375     04-01-21     BBB+       5,095       5,555,486   6.76
  Northumberland County Auth,
    Commonwealth Lease Rev Ser 1991 ........................      6.250     10-15-09     AAA        1,000       1,074,630   5.82
  Pennsylvania Convention Center Auth,
    Rev Ref Ser 1994A ......................................      6.700     09-01-14     BBB        4,950       5,519,695   6.01
  Pennsylvania Economic Development Finance Auth,
    Resource Recovery Rev Ser 1994 D Colver Proj ...........      7.150     12-01-18     BBB-       1,500       1,675,950   6.40
    Resource Recovery Rev Ser 1994D Colver Proj ............      7.125     12-01-15     BBB-       7,000       7,811,300   6.38

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

Pennsylvania (continued)
  Pennsylvania State Turnpike Commission,
    Turnpike Rev Ser N .....................................      6.500%    12-01-13     A         $2,840      $3,092,646   5.97%
  Philadelphia Hospitals and Higher Education
      Facilities Auth,
    Hosp Rev 1991 Ser A Philadelphia Protestant Home Proj ..      8.625     07-01-21     BBB        2,700       3,118,662   7.47
    Hosp Rev 1992 Ser A Childrens Seashore House Proj ......      7.000     08-15-12     A-         1,250       1,375,337   6.36
    Hosp Rev Ser 1993A Temple Univ Hosp Proj ...............      6.625     11-15-23     A-         2,375       2,594,212   6.07
  Philadelphia Industrial Development Auth,
    Commercial Devel Rev Ref Ser A Doubletree Proj .........      6.500     10-01-27     BB+        1,000       1,074,460   6.05
    Commercial Devel Rev Ser 1995 Philadelphia Airport
      Hotel Proj ...........................................      7.750     12-01-17     B+         3,250       3,671,363   6.86
  Philadelphia, City of,
    Wtr & Swr Rev 16th Ser .................................      7.500     08-01-10     AAA        3,000       3,381,360   6.65
  Schuylkill County Industrial Development Auth,
    Res Recovery Rev Ref Schuylkill Energy Resource Inc ....      6.500     01-01-10     BBB-       1,850       1,913,437   6.28
  Scranton-Lackawanna Health and Welfare Auth,
    Rev Ser A Allied Services Rehabilitation Hosp Proj .....      7.600     07-15-20     BBB-       3,525       3,940,210   6.80
                                                                                                             ------------
                                                                                                               62,391,223
                                                                                                             ------------
Puerto Rico (7.27%)
  Puerto Rico Aqueduct and Sewer Auth,
    Ref Pars & Inflos Ser 1995
      Gtd by the Commonwealth of Puerto Rico ...............      7.920#    07-01-11     AAA        6,500       8,238,750   6.25
    Ref Pars & Inflos Ser 1995
      Gtd by the Commonwealth of Puerto Rico ...............      6.000     07-01-11     AAA          200         226,792   5.29
  Puerto Rico Highway and Transportation Auth,
    Highway Rev Ser Y Res Int Tax-Exempt Sec Rec'ts
      Ser PA-114 (r) .......................................      9.269#    07-01-11     AAA       13,130      16,642,275   7.31
  Puerto Rico, Commonwealth of,
    GO Cap Apprec Ref Pub Imp Ser 1998 .....................       Zero     07-01-14     A          4,000       1,784,480   5.00
    GO Pub Imp Inverse Floater Ser 1992A ...................      7.884#    07-01-08     AAA        2,700       3,074,625   6.92
    GO Pub Imp Inverse Rate Securities Ser 1996 ............      8.140#    07-01-11     AAA       14,000      17,745,000   6.42
  Puerto Rico Infrastructure Auth,
    Spec Rev Ser A** .......................................      5.500     07-01-07     AAA        5,000       5,436,000   5.06
    Spec Rev Ser A** .......................................      5.500     07-01-08     AAA        4,495       4,891,010   5.05
                                                                                                             ------------
                                                                                                               58,038,932
                                                                                                             ------------
South Carolina (1.23%)
  Florence, County of,
    Ind'l Dev Rev Stone Container Proj .....................      7.375     02-01-07     BB-        4,330       4,715,630   6.77
  James Island Public Service District,
    Charleston County Swr Sys Ref ..........................      7.500     06-01-18     AAA        1,250       1,331,700   7.04
  Richland, County of,
    Poll Control Rev Union Camp Corp Proj Ser 1992 B .......      6.625     05-01-22     A-         2,460       2,673,159   6.10
    Poll Control Rev Union Camp Corp Proj Ser 1992 C .......      6.550     11-01-20     A-         1,000       1,095,100   5.98
                                                                                                             ------------
                                                                                                                9,815,589
                                                                                                             ------------
South Dakota (0.24%)
  South Dakota Health and Educational Facilities Auth,
    Rev Ser 1989 Sioux Valley Hosp Iss Preref ..............      7.625     11-01-13     AA-        1,850       1,936,025   7.29
                                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

Tennessee (2.90%)
  Eastside Utility District of Hamilton,
    Waterworks Rev Iss .....................................      6.750%    11-01-11     A         $1,000      $1,110,770   6.08%
  Hardeman, County of,
    Correctional Facil Rev Ser B Corrections Corp of
      America ..............................................      7.375     08-01-17     BB           500         550,460   6.70
  Humphreys County Industrial Development Board,
    Solid Waste Disposal Rev E.I. Dupont Denemours and
      Co Proj ..............................................      6.700     05-01-24     AA-        6,500       7,199,400   6.05
  Maury County Industrial Development Board,
    Multi-Modal Interchangeable Rate Poll Control Ref Rev
      Saturn Corp Proj .....................................      6.500     09-01-24     A          9,000       9,893,970   5.91
  Memphis-Shelby County Airport Auth,
    Rev Ref Federal Express Corp. ..........................      6.750     09-01-12     BBB        4,000       4,395,200   6.14
                                                                                                             ------------
                                                                                                               23,149,800
                                                                                                             ------------
Texas (5.36%)
  Austin, City of,
    Combined Util Sys Rev Ref Ser 1998** ...................      6.750     11-15-10     AAA        3,125       3,689,312   5.72
    Utility Sys Rev Ref Ser B ..............................      7.800     11-15-12     A          1,000       1,045,000   7.46
  Corpus Christi Housing Finance Corp,
    Single Family Mtg Sr Rev Ref Ser 1991 A ................      7.700     07-01-11     AAA          540         598,072   6.95
  Dallas-Fort Worth International Airport Facility
      Improvement,
    Rev American Airlines Inc. .............................      7.250     11-01-30     BBB-      10,250      11,514,030   6.45
    Rev Delta Air Lines Inc. ...............................      7.600     11-01-11     BBB-       3,000       3,350,730   6.80
  Ector County Hospital District,
    Hosp Rev 1992 ..........................................      7.300     04-15-12     AAA        4,000       4,542,960   6.43
  El Paso Housing Finance Corp,
    Single Family Mtg Rev Ref Bonds 1991 Ser A .............      8.750     10-01-11     A2           500         561,280   7.79
  El Paso International Airport,
    Rev Ref Spec Facil Marriott Corp Proj ..................      7.750     03-01-12     B          1,410       1,515,651   7.21
  Harris County Health Facilities Development Corp,
    Hosp Rev Ser 1988A Saint Luke's Episcopal Hosp Proj ....      8.250     02-15-08     AAA        2,475       2,677,109   7.63
  Houston, City of,
    Spec Facil Rev Ser C Continental Airline Inc. ..........      6.125     07-15-27     BB-        4,000       4,182,560   5.86
    Wtr & Swr Sys Rev Ref Prior Lien Ser B Preref ..........      6.750     12-01-08     A            180         199,879   6.08
    Wtr & Swr Sys Rev Ref Prior Lien Ser B Unref Bal .......      6.750     12-01-08     A          1,320       1,453,109   6.13
  North Central Texas Health Facilities Development,
    Hospital Rev Baylor Univ Medical Center Ser 1991A ......      10.07#    05-15-16     AA         1,000       1,201,250   8.38
  San Antonio, County of,
    GO Ref Gen Imp Ser 1996** ..............................      6.000     08-01-08     AA         1,000       1,122,500   5.35
  Texas A & M University,
    Rev Ref Financing Sys Ser 1997** .......................      5.500     05-15-02     AA         3,230       3,400,705   5.22
  Texas, State of,
    Veterans' Land Board GO ................................      7.125     12-01-09     AA         1,000       1,070,050   6.66
    Veterans' Land Board GO Preref .........................      8.250     12-01-10     AAA          610         656,165   7.67
                                                                                                             ------------
                                                                                                               42,780,362
                                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

Utah (0.61%)
  Carbon, County of,
    Solid Waste Disp Rev Ref Ser A East
      Carbon Development Corp. .............................      9.000%    07-01-12     BBB-      $1,000      $1,097,290   8.20%
  Salt Lake City Hospital,
    Rev Ref IHC Hosp Inc VRDN/RIBS .........................      9.718#    05-15-20     AAA        1,500       1,777,500   8.20
    Rev Ref IHC Hosp Inc Ser B .............................      8.000     05-15-07     AA           350         360,006   7.78
    Rev Ref Ser A ..........................................      8.125     05-15-15     AAA        1,000       1,291,570   6.29
  Utah Housing Finance Agency,
    Single Family Mtg Sr 1990 Iss B-2 ......................      7.700     07-01-15     AAA          195         202,613   7.41
    Single Family Mtg Sr 1991 Iss B-1 ......................      7.500     07-01-16     AAA          175         184,709   7.11
                                                                                                             ------------
                                                                                                                4,913,688
                                                                                                             ------------
Virginia (0.93%)
  Arlington County Industrial Development Auth,
    Hosp Facil Rev Arlington Hosp Ser 1991 A ...............      7.125     09-01-21     AAA          500         558,185   6.38
  Fairfax County Industrial Develpment Auth,
    Rev RITES ..............................................      9.827#    08-29-23     AA-        1,000       1,210,000   8.12
  Fredericksburg Industrial Auth,
    Hosp Facil Rev .........................................      9.377#    08-15-23     AAA        1,500       1,796,250   7.83
  Pittsylvania County Industrial Development Auth,
    Rev Ser A Exempt Facil .................................      7.550     01-01-19     BB         3,500       3,870,475   6.83
                                                                                                             ------------
                                                                                                                7,434,910
                                                                                                             ------------
Washington (2.60%)
  Seattle, City of,
    Municipal Light & Pwr Rev 1994 .........................      6.625     07-01-16     AA         3,600       4,121,640   5.79
  Spokane County Industrial Development Corp,
    Solid Waste Disp Rev Kaiser Alum & Chem Corp Proj ......      7.600     03-01-27     BB-        1,250       1,412,612   6.73
  Tacoma Electric System,
    Rev VRDN/RIBS Iss of 1991 ..............................      9.043#    01-02-15     AAA        1,000       1,166,250   7.75
  Washington Public Power Supply System,
    Nuclear Proj No. 1 Ref Rev Ser 1989A Unref Bal .........      7.500     07-01-15     AA-          455         485,544   7.03
    Nuclear Proj No. 1 Ref Rev Ser 1989B ...................      7.125     07-01-16     AA-        1,500       1,858,995   5.75
    Nuclear Proj No. 1 Ref Rev Ser 1991A ...................      6.875     07-01-17     AA-        1,250       1,379,537   6.23
    Nuclear Proj No. 2 Ref Rev Ser 1990C ...................      7.625     07-01-10     AAA        5,000       5,560,250   6.86
    Nuclear Proj No. 3 Ref Rev Ser 1989B ...................      7.250     07-01-15     AAA        2,500       2,693,575   6.73
  Washington, State of,
    GO Ser A of 1990 .......................................      6.750     02-01-15     AA+        1,000       1,212,420   5.57
  Washington, University of,
    Hsg & Dining Rev Preref ................................      7.000     12-01-21     AAA          595         666,073   6.25
    Hsg & Dining Rev Preref ................................      7.000     12-01-21     AAA           35          39,181   6.25
    Hsg & Dining Rev Unref Bal .............................      7.000     12-01-21     AAA          120         132,733   6.33
                                                                                                             ------------
                                                                                                               20,728,810
                                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                 YIELD
                                                                 INTEREST   MATURITY    CREDIT     (000s       MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE       DATE      RATING*   OMITTED)     VALUE      MARKET+
--------------------------                                         ----       ----      -------   --------     -----      --------

Wisconsin (0.69%)
  Sturgeon Bay Combined Utilities,
    Door County Combined Util Mtg Rev Ser 1990 Preref ......      7.500%    01-01-10     AAA         $770        $841,056   6.87%
    Door County Combined Util Mtg Rev Ser 1990 Unref Bal ...      7.500     01-01-10     AAA          230         250,054   6.90
  Wisconsin Public Power,
    Pwr Supply Sys Rev Ser 1990A ...........................      7.400     07-01-20     AAA        4,000       4,385,440   6.75
                                                                                                             ------------
                                                                                                                5,476,550
                                                                                                             ------------
                                                            TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                                         (Cost $748,579,031)      (105.14%)   839,805,684
                                                                                                  --------   ------------
                                                                           TOTAL INVESTMENTS      (105.14%)   839,805,684
                                                                                                  --------   ------------
                                                           OTHER ASSETS AND LIABILITIES, NET        (5.14%)   (41,075,146)
                                                                                                  --------   ------------
                                                                            TOTAL NET ASSETS      (100.00%)  $798,730,538
                                                                                                  ========   ============

(r) Direct placement securities are restricted to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

                                                                                                     MARKET
                                                                                                   VALUE AS A
                                                                                                   PERCENTAGE
                                                                 ACQUISITION       ACQUISITION      OF FUND'S      MARKET
ISSUER, DESCRIPTION                                                 DATE               COST        NET ASSETS      VALUE
-------------------                                                 ----               ----        ----------      -----
  Puerto Rico Highway and Transportation Auth,
   Highway Rev Ser Y Res Int Tax-Exempt Sec Rec'ts Ser PA-114
   9.269%, 07-01-11...........................................    04-02-96         $14,925,160        2.08%      $16,642,275

* Credit Ratings are unaudited and rated by Moody's Investors Service, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

** These securities having an aggregate value of $54,322,910 or 6.80% of the Fund's net assets, have been purchased as forward commitments, that is, the Fund has agreed on the trade date, to take delivery of and make payment for such securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with the current value at least equal to the amount of its forward commitment. Accordingly, the market values of $9,740,700 of Foothill/Eastern Transportation Corridor Agency, zero coupon, 01-01-19, $3,456,858 of Arapahoe County Capital Improvement Trust Fund, 6.95%, 08-31-20, $3,016,500 of Triborough Bridge and Tunnel Authority, zero coupon, 01-01-22, $1,567,790 of City of San Francisco, 8.50%, 12-01-26, $7,877,512 of Commonwealth of Puerto Rico, 8.14%,
      07-01-11, $4,348,461 of Port Authority of New York and New Jersey, 6.75%, 10-01-19, $1,580,790 of Illinois Development Finance Authority, 5.85%, 01-15-14, $2,406,972 of Parish of De Soto, 7.70%, 11-01-18, $5,853,191 of
      State of Georgia, 6.00%, 04-01-15, $3,816,330 of Delaware County Industrial Development Authority, 7.375%, 04-01-21, $1,196,470 of County of Citrus, 6.625%, 01-01-27, $3,992,348 of Cleveland Public Power System Elec Sys Rev 1st Mtg Ser A, 7.00%, 11-15-24 and $10,537,884 of
      Foothill/Eastern Transportation Corridor Agency, 6.00%, 01-00-16, have been segregated to cover the forward commitments.

+ The yield is not calculated in accordance with guidelines established by the U.S. Securities & Exchange Commission and is unaudited. Zero coupon yields are at yield to maturity.

#     Represents rate in effect on February 28, 1998.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Tax-Free Bond Fund

Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The Tax-Free Bond Fund invests primarily in securities issued by the various states and their various political subdivisions. The performance of the Fund is closely tied to economic conditions within the applicable states and the financial condition of the states and their agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various sector categories.

The table below shows the percentages of the Fund's investments at February 28, 1998 assigned to the various sector categories.

                                                                  MARKET VALUE
                                                                AS A PERCENTAGE
                                                                    OF FUND'S
SECTOR DISTRIBUTION                                                NET ASSETS
-------------------                                                ----------
General Obligations ...............................................   11.26%
Revenue Bonds - Airport ...........................................    1.46
Revenue Bonds - Bridge & Toll Road ................................    0.84
Revenue Bonds - Building ..........................................    0.15
Revenue Bonds - Combined ..........................................    0.21
Revenue Bonds - Education .........................................    3.35
Revenue Bonds - Electric Power ....................................   15.65
Revenue Bonds - Environment .......................................    0.35
Revenue Bonds - Facility ..........................................    0.70
Revenue Bonds - Financial .........................................    0.17
Revenue Bonds - Health ............................................   14.77
Revenue Bonds - Hospital ..........................................    0.31
Revenue Bonds - Housing ...........................................    3.86
Revenue Bonds - Industrial Development ............................    7.93
Revenue Bonds - Lease .............................................    0.11
Revenue Bonds - Other .............................................    7.10
Revenue Bonds - Pollution Control Facilities ......................   12.92
Revenue Bonds - School ............................................    0.61
Revenue Bonds - Single-family .....................................    0.35
Revenue Bonds - Transportation ....................................   18.67
Revenue Bonds - Turnpike ..........................................    0.17
Revenue Bonds - Water .............................................    0.64
Revenue Bonds - Water & Sewer .....................................    3.56
                                                                     ------
                                   TOTAL TAX-EXEMPT LONG-TERM BONDS  105.14%
                                                                     ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

========================= NOTES TO FINANCIAL STATEMENTS ========================

                     John Hancock Funds - Tax-Free Bond Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Tax-Free Bond Trust (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock Tax-Free Bond Fund (the "Fund") and John Hancock High Yield Tax-Free Fund. The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital by investing primarily in municipal bonds, notes and commercial paper, the interest on which is exempt from federal income taxes.

   The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan, have exclusive voting rights to that distribution plan.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial
Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $15,598,523 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows: August 31, 2002 -- $4,705,914, August 31, 2003 -- $10,807,174 and
August 31, 2004 -- $85,435. The amount expiring August 31, 2004 was acquired on December 6, 1996 in the merger with John Hancock Managed Tax-Exempt Fund. The use of this loss to offset future gains may be limited in a given year.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount

========================= NOTES TO FINANCIAL STATEMENTS ========================

                     John Hancock Funds - Tax-Free Bond Fund

from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Adviser in an unsecured line of credit with a bank which permits borrowings up to $600 million, collectively. Interest is charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. At February 28, 1998, there were no outstanding borrowings.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

   When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

   For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

   At February 28, 1998, open positions in financial futures contracts were as follows:

                                                                 UNREALIZED
EXPIRATION     OPEN CONTRACTS                POSITION           DEPRECIATION
----------     --------------                --------           ------------
JUN 1998       300 U.S. TREASURY BONDS       LONG                ($346,875)
                                                                 ==========

   At February 28, 1998, the Fund has deposited $1,200,000 par value of County of Clark, 6.50%, 12-01-33 bonds in a segregated account to cover margin requirements on open financial futures contracts.

OPTIONS The Fund may buy options contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the

========================= NOTES TO FINANCIAL STATEMENTS ========================

                     John Hancock Funds - Tax-Free Bond Fund

premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

   The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

   The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

   Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

   At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

   There were no written option transactions for the period ended February 28, 1998.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent on an annual basis to the sum of (a) 0.55% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund's average daily net asset value in excess of $1,000,000,000.

   The Adviser has voluntarily agreed to limit the Fund's expenses further to the extent required to prevent expenses from exceeding 0.85% and 1.60% of the average net assets attributable to Class A and Class B, respectively. Accordingly, for the period ended February 28, 1998, the reduction in the Adviser's fee collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $97,039. This limitation may be discontinued at any time.

   The Fund has an agreement with its custodian bank under which $1,324 of custodian fees have been reduced by balance credits applied during the period ended February 28, 1998. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended February 28, 1998, net sales charges received with regard to sales of Class A shares amounted to $298,897. Out of this amount, $36,572 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $79,013 was paid as sales commissions to unrelated broker-dealers and $183,312 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended February 28, 1998 the contingent deferred sales charges received by JH Funds amounted to $137,736.

   In addition, to reimburse JH Funds for the services it provides as

========================= NOTES TO FINANCIAL STATEMENTS ========================

                     John Hancock Funds - Tax-Free Bond Fund

distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. JH Funds has agreed to limit the distribution and service fees pursuant to Class A and Class B plans to 0.15% and 0.90% of the average daily net assets, respectively. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

   The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

   Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At February 28, 1998 the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $4,423.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended February 28, 1998, aggregated $146,798,276 and $153,830,770, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended February 28, 1998.

   The cost of investments owned at February 28, 1998 for federal income tax purposes was $748,692,123. Gross unrealized appreciation and depreciation of investments aggregated $91,241,268 and $127,707 respectively, resulting in net unrealized appreciation of $91,113,561.

NOTE D -
REORGANIZATION

On November 14, 1996, the shareholders of John Hancock Managed Tax-Exempt Fund ("JHMTE") approved a plan of reorganization between JHMTE and the Fund providing for the transfer of substantially all of the assets and liabilities of JHMTE to the Fund in exchange solely for Class A and Class B shares of the Fund. The acquisition was accounted for as a tax free exchange of 3,663,041 Class A shares and 14,270,326 Class B shares of the Fund for the net assets of JHMTE, which amounted to $38,514,684 and $150,045,343 for Class A and Class B shares, respectively, including $13,013,699 of unrealized appreciation, after the close of business on December 6, 1996.

===================================== NOTES ====================================

                     John Hancock Funds - Tax-Free Bond Fund

===================================== NOTES ====================================

                     John Hancock Funds - Tax-Free Bond Fund

================================================================================

                                                            --------------
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--------------------------------------------------------------------------------

   This report is for the information of shareholders of the John Hancock Tax-Free Bond Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[RECYCLE LOGO] Printed on Recycled Paper                              520SA 2/98
                                                                            4/98